UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22954

HIMCO VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Hartford Plaza, Hartford, Connecticut		06155
(Address of principal executive offices)		(Zip code)

Brenda J. Page Hartford Investment Management Company One Hartford Plaza Hartford, Connecticut 06155
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(860) 297-6444

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HIMCO VIT American Funds Asset Allocation Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
2,370,739	American Funds Insurance Series - Asset Allocation Fund Class 1		$53,246,793

	Total Investment Companies (cost $45,226,575)		53,246,793

	Total Investments (cost $45,226,575)(2)	100.1%	$53,246,793
	Other Assets and Liabilties	(0.1)%	(55,182)

	Total Net Assets	100.0%	$53,191,611

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)       See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)       At March 31, 2015, the cost of securities for federal income tax purposes was $45,299,148, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,947,645
Unrealized Depreciation	-

Net Unrealized Appreciation	$7,947,645

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$53,246,793
Total	$53,246,793

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Blue Chip Income and Growth Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,133,272	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$46,215,757

	Total Investment Companies (cost $33,874,716)		46,215,757

	Total Investments (cost $33,874,716)(2)	100.1%	$46,215,757
	Other Assets and Liabilities	(0.1)%	(47,244)

	Total Net Assets	100.0%	$46,168,513

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)       See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)       At March 31, 2015, the cost of securities for federal income tax purposes was $34,082,001, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,133,756
Unrealized Depreciation	-

Net Unrealized Appreciation	$12,133,756

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$46,215,757
Total	$46,215,757

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Bond Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
15,897,315	American Funds Insurance Series - Bond Fund Class 1		$179,162,736

	Total Investment Companies (cost $174,435,045)		179,162,736

	Total Investments (cost $174,435,045)(2)	100.1%	$179,162,736
	Other Assets and Liabilities	(0.1)%	(138,994)

	Total Net Assets	100.0%	$179,023,742

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)              See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)              At March 31, 2015, the cost of securities for federal income tax purposes was $174,958,646, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,204,090
Unrealized Depreciation	-

Net Unrealized Appreciation	$4,204,090

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$179,162,736
Total	$179,162,736

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Global Bond Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.2%
1,222,038	American Funds Insurance Series - Global Bond Fund Class 1		$14,334,502

	Total Investment Companies (cost $14,971,691)		14,334,502

	Total Investments (cost $14,971,691)(2)	100.2%	$14,334,502
	Other Assets and Liabilities	(0.2)%	(31,049)

	Total Net Assets	100.0%	$14,303,453

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)              See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)              At March 31, 2015, the cost of securities for federal income tax purposes was $15,010,897, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(676,395)

Net Unrealized Depreciation	$(676,395)

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$14,334,502
Total	$14,334,502

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Global Growth Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.2%
743,206	American Funds Insurance Series - Global Growth Fund Class 1		$21,686,737

	Total Investment Companies (cost $16,632,352)		21,686,737

	Total Investments (cost $16,632,352)(2)	100.2%	$21,686,737
	Other Assets and Liabilities	(0.2)%	(35,334)

	Total Net Assets	100.0%	$21,651,403

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)              See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)              At March 31, 2015, the cost of securities for federal income tax purposes was $17,422,315, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,264,422
Unrealized Depreciation	-

Net Unrealized Appreciation	$4,264,422

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$21,686,737
Total	$21,686,737

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Global Growth and Income Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,578,098	American Funds Insurance Series - Global Growth and Income Fund Class 1		$47,195,110

	Total Investment Companies (cost $33,423,610)		47,195,110

	Total Investments (cost $33,423,610)(2)	100.1%	$47,195,110
	Other Assets and Liabilities	(0.1)%	(50,851)

	Total Net Assets	100.0%	$47,144,259

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)              See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)              At March 31, 2015, the cost of securities for federal income tax purposes was $35,054,788, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,140,322
Unrealized Depreciation	-

Net Unrealized Appreciation	$12,140,322

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$47,195,110
Total	$47,195,110

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Global Small Capitalization Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
1,779,042	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$48,585,642
	Total Investment Companies (cost $35,224,751)		48,585,642
	Total Investments (cost $35,224,751)(2)	100.1%	$48,585,642
	Other Assets and Liabilities	(0.1)%	(56,910)
	Total Net Assets	100.0%	$48,528,732

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)             See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)             At March 31, 2015, the cost of securities for federal income tax purposes was $35,897,877, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,687,765
Unrealized Depreciation	-
Net Unrealized Appreciation	$12,687,765

At March 31, 2015, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$48,585,642
Total	$48,585,642

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Growth Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,529,793	American Funds Insurance Series - Growth Fund Class 1		$294,808,321
	Total Investment Companies (cost $170,382,256)		294,808,321
	Total Investments (cost $170,382,256)(2)	100.1%	$294,808,321
	Other Assets and Liabilities	(0.1)%	(212,809)
	Total Net Assets	100.0%	$294,595,512

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)             See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)             At March 31, 2015, the cost of securities for federal income tax purposes was $179,526,727, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$115,281,594
Unrealized Depreciation	-
Net Unrealized Appreciation	$115,281,594

At March 31, 2015, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$294,808,321
Total	$294,808,321

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds Growth-Income Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
3,085,272	American Funds Insurance Series - Growth-Income Fund Class 1		$165,586,550
	Total Investment Companies (cost $103,704,002)		165,586,550
	Total Investments (cost $103,704,002)(2)	100.1%	$165,586,550
	Other Assets and Liabilities	(0.1)%	(129,870)
	Total Net Assets	100.0%	$165,456,680

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)             See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)             At March 31, 2015, the cost of securities for federal income tax purposes was $107,574,270, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$58,012,280
Unrealized Depreciation	-
Net Unrealized Appreciation	$58,012,280

At March 31, 2015, the investment valuation hierarchy levels were:

Assets:
Investments in Securities - Level 1	$165,586,550
Total	$165,586,550

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds International Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.1%
8,485,042	American Funds Insurance Series - International Fund - Class 1		$182,004,154

	Total Investment Companies (cost $144,060,336)		182,004,154

	Total Investments (cost $144,060,336)(2)	100.1%	$182,004,154
	Other Assets and Liabilities	(0.1)%	(139,605)

	Total Net Assets	100.0%	$181,864,549

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)       See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)       At March 31, 2015, the cost of securities for federal income tax purposes was $148,957,438, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,046,716
Unrealized Depreciation	-

Net Unrealized Appreciation	$33,046,716

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$182,004,154
Total	$182,004,154

The accompanying notes are an integral part of these financial statements.

HIMCO VIT American Funds New World Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares			Market Value(1)
Investment Companies - 100.2%
1,257,484	American Funds Insurance Series - New World Fund Class 1		$26,809,569

	Total Investment Companies (cost $27,900,812)		26,809,569

	Total Investments (cost $27,900,812)(2)	100.2%	$26,809,569
	Other Assets and Liabilities	(0.2)%	(42,029)

	Total Net Assets	100.0%	$26,767,540

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(1)       See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)       At March 31, 2015, the cost of securities for federal income tax purposes was $28,303,920, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$-
Unrealized Depreciation	(1,494,351)

Net Unrealized Depreciation	$(1,494,351)

At March 31, 2015, the investment valuation hierarchy levels were:
Assets:
Investments in Securities - Level 1	$26,809,569
Total	$26,809,569

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4%
	Automobiles & Components - 1.1%
14,876	BorgWarner, Inc.	$899,701
19,050	Delphi Automotive plc	1,519,047
258,095	Ford Motor Co.	4,165,653
88,650	General Motors Co.	3,324,375
17,249	Goodyear Tire & Rubber Co. (The)	467,103
13,789	Harley-Davidson, Inc.	837,544
43,262	Johnson Controls, Inc.	2,182,135
		13,395,558
	Banks - 5.8%
688,908	Bank of America Corp.	10,602,294
46,867	BB&T Corp.	1,827,344
198,597	Citigroup, Inc.	10,231,718
11,714	Comerica, Inc.	528,653
53,072	Fifth Third Bancorp	1,000,407
30,086	Hudson City Bancorp, Inc.	315,301
52,340	Huntington Bancshares, Inc.	578,357
244,159	JPMorgan Chase & Co.	14,791,152
55,625	KeyCorp	787,650
8,686	M&T Bank Corp.	1,103,122
18,254	People’s United Financial, Inc.	277,461
34,229	PNC Financial Services Group, Inc. (The)	3,191,512
88,363	Regions Financial Corp.	835,030
34,385	SunTrust Banks, Inc.	1,412,880
116,914	US Bancorp	5,105,635
307,235	Wells Fargo & Co.	16,713,584
13,098	Zions BanCorp.	353,646
		69,655,746
	Capital Goods - 7.4%
41,703	3M Co.	6,878,910
6,130	Allegion plc	374,972
15,800	AMETEK, Inc.	830,132
42,955	Boeing Co. (The)	6,446,686
39,687	Caterpillar, Inc.	3,176,151
11,051	Cummins, Inc.	1,532,111
40,338	Danaher Corp.	3,424,696
21,898	Deere & Co.	1,920,236
10,730	Dover Corp.	741,658
31,162	Eaton Corp. plc	2,117,146
45,049	Emerson Electric Co.	2,550,674
17,882	Fastenal Co.	740,941
8,919	Flowserve Corp.	503,834
9,746	Fluor Corp.	557,081
20,747	General Dynamics Corp.	2,815,990
658,376	General Electric Co.	16,334,309
51,380	Honeywell International, Inc.	5,359,448
22,890	Illinois Tool Works, Inc.	2,223,535
17,302	Ingersoll-Rand plc	1,177,920
8,465	Jacobs Engineering Group, Inc.(2)	382,279
6,360	Joy Global, Inc.	249,185
5,368	L-3 Communications Holdings, Inc.	675,241
17,643	Lockheed Martin Corp.	3,580,823
22,440	Masco Corp.	599,148
13,007	Northrop Grumman Corp.	2,093,607

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Capital Goods - (continued)
23,225	PACCAR, Inc.	$1,466,426
7,066	Pall Corp.	709,356
9,434	Parker-Hannifin Corp.	1,120,570
11,966	Pentair plc	752,542
9,299	Precision Castparts Corp.	1,952,790
14,106	Quanta Services, Inc.(2)	402,444
20,162	Raytheon Co.	2,202,698
8,920	Rockwell Automation, Inc.	1,034,631
8,634	Rockwell Collins, Inc.	833,613
6,532	Roper Industries, Inc.	1,123,504
3,860	Snap-on, Inc.	567,652
10,225	Stanley Black & Decker, Inc.	975,056
18,127	Textron, Inc.	803,570
6,300	United Rentals, Inc.(2)	574,308
54,166	United Technologies Corp.	6,348,255
3,965	WW Grainger, Inc.	934,987
11,959	Xylem, Inc.	418,804
		89,507,919
	Commercial & Professional Services - 0.6%
11,114	ADT Corp. (The)	461,453
6,324	Cintas Corp.	516,228
2,302	Dun & Bradstreet Corp. (The)	295,485
7,830	Equifax, Inc.	728,190
20,500	Nielsen N.V.	913,685
12,845	Pitney Bowes, Inc.	299,545
16,166	Republic Services, Inc.	655,693
8,992	Robert Half International, Inc.	544,196
5,491	Stericycle, Inc.(2)	771,101
27,628	Tyco International plc	1,189,662
27,836	Waste Management, Inc.	1,509,546
		7,884,784
	Consumer Durables & Apparel - 1.5%
18,147	Coach, Inc.	751,830
21,877	DR Horton, Inc.	623,057
2,900	Fossil Group, Inc.(2)	239,105
8,050	Garmin Ltd.	382,536
26,300	Hanesbrands, Inc.	881,313
4,509	Harman International Industries, Inc.	602,537
7,337	Hasbro, Inc.	463,992
9,156	Leggett & Platt, Inc.	422,000
11,683	Lennar Corp., Class A	605,296
22,142	Mattel, Inc.	505,945
13,200	Michael Kors Holdings Ltd.(2)	867,900
4,100	Mohawk Industries, Inc.(2)	761,575
17,769	Newell Rubbermaid, Inc.	694,235
45,948	NIKE, Inc., Class B	4,609,963
21,899	PulteGroup, Inc.	486,815
5,400	PVH Corp.	575,424
3,986	Ralph Lauren Corp.	524,159
10,900	Under Armour, Inc., Class A(2)	880,175
22,576	VF Corp.	1,700,198

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Consumer Durables & Apparel - (continued)
5,113	Whirlpool Corp.	$1,033,133
		17,611,188
	Consumer Services - 1.7%
29,580	Carnival Corp.	1,415,107
2,011	Chipotle Mexican Grill, Inc.(2)	1,308,236
8,100	Darden Restaurants, Inc.	561,654
18,168	H&R Block, Inc.	582,648
13,492	Marriott International, Inc., Class A	1,083,677
62,975	McDonald’s Corp.	6,136,284
10,800	Royal Caribbean Cruises Ltd.	883,980
49,183	Starbucks Corp.	4,657,630
11,265	Starwood Hotels & Resorts Worldwide, Inc.	940,628
7,791	Wyndham Worldwide Corp.	704,852
5,227	Wynn Resorts Ltd.	657,975
28,371	Yum! Brands, Inc.	2,233,365
		21,166,036
	Diversified Financials - 5.1%
3,600	Affiliated Managers Group, Inc.(2)	773,208
57,326	American Express Co.	4,478,307
11,990	Ameriprise Financial, Inc.	1,568,772
73,090	Bank of New York Mellon Corp. (The)	2,941,142
119,549	Berkshire Hathaway, Inc., Class B(2)	17,253,312
8,368	BlackRock, Inc.	3,061,349
36,090	Capital One Financial Corp.	2,844,614
75,983	Charles Schwab Corp. (The)	2,312,922
20,840	CME Group, Inc.	1,973,756
29,169	Discover Financial Services	1,643,673
18,852	E*TRADE Financial Corp.(2)	538,319
26,018	Franklin Resources, Inc.	1,335,244
26,404	Goldman Sachs Group, Inc. (The)	4,963,160
7,365	Intercontinental Exchange, Inc.	1,718,033
28,323	Invesco Ltd.	1,124,140
6,529	Legg Mason, Inc.	360,401
20,378	Leucadia National Corp.	454,226
18,041	McGraw Hill Financial, Inc.	1,865,439
11,564	Moody’s Corp.	1,200,343
100,696	Morgan Stanley	3,593,840
7,729	NASDAQ OMX Group, Inc. (The)	393,715
25,200	Navient Corp.	512,316
14,367	Northern Trust Corp.	1,000,662
27,168	State Street Corp.	1,997,663
17,258	T Rowe Price Group, Inc.	1,397,553
		61,306,109
	Energy - 8.0%
33,167	Anadarko Petroleum Corp.	2,746,559
24,708	Apache Corp.	1,490,634
28,431	Baker Hughes, Inc.	1,807,643
26,918	Cabot Oil & Gas Corp.	794,889
12,638	Cameron International Corp.(2)	570,227
33,636	Chesapeake Energy Corp.	476,286
123,313	Chevron Corp.	12,945,399
5,800	Cimarex Energy Co.	667,522

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Energy - (continued)
80,820	ConocoPhillips	$5,031,853
15,025	CONSOL Energy, Inc.	419,047
25,413	Devon Energy Corp.	1,532,658
4,328	Diamond Offshore Drilling, Inc.	115,947
15,250	Ensco plc, Class A	321,318
35,956	EOG Resources, Inc.	3,296,806
9,941	EQT Corp.	823,811
274,930	Exxon Mobil Corp.	23,369,050
15,103	FMC Technologies, Inc.(2)	558,962
55,657	Halliburton Co.	2,442,229
7,088	Helmerich & Payne, Inc.	482,480
15,996	Hess Corp.	1,085,649
111,471	Kinder Morgan, Inc.	4,688,470
44,367	Marathon Oil Corp.	1,158,422
17,883	Marathon Petroleum Corp.	1,831,040
10,872	Murphy Oil Corp.	506,635
26,933	National Oilwell Varco, Inc.	1,346,381
10,499	Newfield Exploration Co.(2)	368,410
15,658	Noble Corp. plc	223,596
25,420	Noble Energy, Inc.	1,243,038
50,526	Occidental Petroleum Corp.	3,688,398
13,484	ONEOK, Inc.	650,468
35,610	Phillips 66	2,798,946
9,787	Pioneer Natural Resources Co.	1,600,272
10,417	QEP Resources, Inc.	217,194
10,762	Range Resources Corp.	560,054
83,612	Schlumberger Ltd.	6,976,585
25,169	Southwestern Energy Co.(2)	583,669
43,672	Spectra Energy Corp.	1,579,616
8,220	Tesoro Corp.	750,404
22,604	Transocean Ltd.	331,601
33,704	Valero Energy Corp.	2,144,249
44,057	Williams Cos., Inc. (The)	2,228,844
		96,455,261
	Food & Staples Retailing - 2.5%
28,782	Costco Wholesale Corp.	4,360,329
73,702	CVS Health Corp.	7,606,784
32,064	Kroger Co. (The)	2,458,026
38,543	Sysco Corp.	1,454,227
103,461	Wal-Mart Stores, Inc.	8,509,667
57,096	Walgreens Boot Allliance, Inc.	4,834,889
23,572	Whole Foods Market, Inc.	1,227,630
		30,451,552
	Food, Beverage & Tobacco - 5.2%
128,948	Altria Group, Inc.	6,449,979
41,613	Archer-Daniels-Midland Co.	1,972,456
10,233	Brown-Forman Corp., Class B	924,552
11,495	Campbell Soup Co.	535,092
257,644	Coca-Cola Co. (The)	10,447,464
14,052	Coca-Cola Enterprises, Inc.	621,098
27,534	ConAgra Foods, Inc.	1,005,817
11,053	Constellation Brands, Inc., Class A(2)	1,284,469
12,562	Dr Pepper Snapple Group, Inc.	985,866

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Food, Beverage & Tobacco - (continued)
39,487	General Mills, Inc.	$2,234,964
9,676	Hershey Co. (The)	976,405
8,999	Hormel Foods Corp.	511,593
6,659	JM Smucker Co. (The)	770,646
16,452	Kellogg Co.	1,085,010
7,900	Keurig Green Mountain, Inc.	882,667
38,443	Kraft Foods Group, Inc.	3,348,962
23,350	Lorillard, Inc.	1,525,923
8,321	McCormick & Co., Inc.	641,632
13,206	Mead Johnson Nutrition Co.	1,327,599
10,483	Molson Coors Brewing Co., Class B	780,459
108,130	Mondelez International, Inc., Class A	3,902,412
9,600	Monster Beverage Corp.(2)	1,328,592
97,209	PepsiCo, Inc.	9,295,125
101,126	Philip Morris International, Inc.	7,617,822
20,220	Reynolds American, Inc.	1,393,360
18,983	Tyson Foods, Inc., Class A	727,049
		62,577,013
	Health Care Equipment & Services - 5.1%
99,195	Abbott Laboratories	4,595,704
23,038	Aetna, Inc.	2,454,238
13,658	AmerisourceBergen Corp.	1,552,505
17,455	Anthem, Inc.	2,695,227
35,525	Baxter International, Inc.	2,433,462
13,727	Becton Dickinson and Co.	1,971,060
87,318	Boston Scientific Corp.(2)	1,549,894
21,677	Cardinal Health, Inc.	1,956,783
20,062	Cerner Corp.(2)	1,469,742
16,998	Cigna Corp.	2,200,221
4,812	CR Bard, Inc.	805,288
11,136	DaVita HealthCare Partners, Inc.(2)	905,134
9,085	DENTSPLY International, Inc.	462,336
7,109	Edwards Lifesciences Corp.(2)	1,012,748
47,625	Express Scripts Holding Co.(2)	4,132,421
19,100	HCA Holdings, Inc.(2)	1,436,893
5,500	Henry Schein, Inc.(2)	767,910
9,797	Humana, Inc.	1,744,062
2,353	Intuitive Surgical, Inc.(2)	1,188,336
6,496	Laboratory Corp. of America Holdings(2)	819,081
15,273	McKesson Corp.	3,454,753
93,452	Medtronic plc	7,288,321
5,505	Patterson Cos., Inc.	268,589
9,369	Quest Diagnostics, Inc.	720,008
18,387	St Jude Medical, Inc.	1,202,510
19,786	Stryker Corp.	1,825,258
6,303	Tenet Healthcare Corp.(2)	312,062
62,613	UnitedHealth Group, Inc.	7,406,492
6,000	Universal Health Services, Inc., Class B	706,260
6,552	Varian Medical Systems, Inc.(2)	616,478
11,145	Zimmer Holdings, Inc.	1,309,760
		61,263,536
	Household & Personal Products - 1.9%
8,286	Clorox Co. (The)	914,691

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Household & Personal Products - (continued)
55,774	Colgate-Palmolive Co.	$3,867,369
14,626	Estee Lauder Cos., Inc. (The), Class A	1,216,298
23,943	Kimberly-Clark Corp.	2,564,535
176,987	Procter & Gamble Co. (The)	14,502,315
		23,065,208
	Insurance - 2.7%
22,106	ACE Ltd.	2,464,598
29,890	Aflac, Inc.	1,913,259
28,209	Allstate Corp. (The)	2,007,634
91,266	American International Group, Inc.	5,000,464
18,994	Aon plc	1,825,703
5,168	Assurant, Inc.	317,367
15,798	Chubb Corp. (The)	1,597,178
10,968	Cincinnati Financial Corp.	584,375
33,467	Genworth Financial, Inc., Class A(2)	244,644
17,480	Lincoln National Corp.	1,004,401
20,924	Loews Corp.	854,327
36,556	Marsh & McLennan Cos., Inc.	2,050,426
74,545	MetLife, Inc.	3,768,250
19,180	Principal Financial Group, Inc.	985,277
37,596	Progressive Corp. (The)	1,022,611
30,282	Prudential Financial, Inc.	2,431,947
9,396	Torchmark Corp.	516,028
21,655	Travelers Cos., Inc. (The)	2,341,555
17,796	Unum Group	600,259
18,351	XL Group plc	675,317
		32,205,620
	Materials - 3.1%
12,641	Air Products & Chemicals, Inc.	1,912,330
4,371	Airgas, Inc.	463,807
79,820	Alcoa, Inc.	1,031,274
7,199	Allegheny Technologies, Inc.	216,042
5,896	Avery Dennison Corp.	311,957
8,875	Ball Corp.	626,930
3,107	CF Industries Holdings, Inc.	881,394
71,379	Dow Chemical Co. (The)	3,424,764
9,714	Eastman Chemical Co.	672,792
17,639	Ecolab, Inc.	2,017,549
59,393	EI du Pont de Nemours & Co.	4,244,818
8,648	FMC Corp.	495,098
68,133	Freeport-McMoRan, Inc.	1,291,120
5,270	International Flavors & Fragrances, Inc.	618,698
27,667	International Paper Co.	1,535,242
26,000	LyondellBasell Industries N.V., Class A	2,282,800
4,100	Martin Marietta Materials, Inc.	573,180
11,017	MeadWestvaco Corp.	549,418
31,642	Monsanto Co.	3,560,991
20,361	Mosaic Co. (The)	937,828
32,668	Newmont Mining Corp.	709,222
20,959	Nucor Corp.	996,181
10,568	Owens-Illinois, Inc.(2)	246,446
8,883	PPG Industries, Inc.	2,003,472
18,839	Praxair, Inc.	2,274,621

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Materials - (continued)
13,629	Sealed Air Corp.	$620,937
5,312	Sherwin-Williams Co. (The)	1,511,264
7,758	Sigma-Aldrich Corp.	1,072,543
8,672	Vulcan Materials Co.	731,050
		37,813,768
	Media - 3.5%
13,812	Cablevision Systems Corp., Class A	252,760
30,100	CBS Corp., Class B	1,824,963
166,633	Comcast Corp., Class A	9,409,766
32,795	DIRECTV(2)	2,790,854
9,071	Discovery Communications, Inc., Class A(2)	279,024
18,371	Discovery Communications, Inc., Class C(2)	541,485
14,942	Gannett Co., Inc.	554,049
27,357	Interpublic Group of Cos., Inc. (The)	605,137
33,085	News Corp., Class A(2)	529,691
16,249	Omnicom Group, Inc.	1,267,097
6,404	Scripps Networks Interactive, Inc., Class A	439,058
18,387	Time Warner Cable, Inc.	2,755,844
54,441	Time Warner, Inc.	4,596,998
119,941	Twenty-First Century Fox, Inc., Class A	4,058,803
23,783	Viacom, Inc., Class B	1,624,379
102,619	Walt Disney Co. (The)	10,763,707
		42,293,615
	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
104,445	AbbVie, Inc.	6,114,210
25,636	Actavis plc(2)	7,629,786
22,034	Agilent Technologies, Inc.	915,513
13,200	Alexion Pharmaceuticals, Inc.(2)	2,287,560
49,714	Amgen, Inc.	7,946,783
15,359	Biogen Idec, Inc.(2)	6,485,184
108,938	Bristol-Myers Squibb Co.	7,026,501
52,504	Celgene Corp.(2)	6,052,661
64,218	Eli Lilly & Co.	4,665,438
11,600	Endo International plc(2)	1,040,520
97,572	Gilead Sciences, Inc.(2)	9,574,740
11,254	Hospira, Inc.(2)	988,551
182,347	Johnson & Johnson	18,344,108
7,600	Mallinckrodt plc(2)	962,540
186,027	Merck & Co., Inc.	10,692,832
24,347	Mylan N.V.(2)	1,444,995
7,411	PerkinElmer, Inc.	378,999
9,183	Perrigo Co. plc	1,520,246
401,838	Pfizer, Inc.	13,979,944
4,850	Regeneron Pharmaceuticals, Inc.(2)	2,189,678
25,995	Thermo Fisher Scientific, Inc.	3,492,168
15,900	Vertex Pharmaceuticals, Inc.(2)	1,875,723
5,447	Waters Corp.(2)	677,171
32,650	Zoetis, Inc.	1,511,369
		117,797,220
	Real Estate - 2.6%
27,572	American Tower Corp., REIT	2,595,904
9,764	Apartment Investment & Management Co., Class A, REIT	384,311

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Real Estate - (continued)
8,675	AvalonBay Communities, Inc., REIT	$1,511,619
9,998	Boston Properties, Inc., REIT	1,404,519
18,715	CBRE Group, Inc., Class A(2)	724,458
21,850	Crown Castle International Corp., REIT	1,803,499
23,989	Equity Residential, REIT	1,867,783
4,300	Essex Property Trust, Inc., REIT	988,570
41,000	General Growth Properties, Inc., REIT	1,211,550
30,299	HCP, Inc., REIT	1,309,220
22,877	Health Care REIT, Inc.	1,769,765
50,081	Host Hotels & Resorts, Inc., REIT	1,010,634
12,224	Iron Mountain, Inc., REIT	445,931
27,327	Kimco Realty Corp., REIT	733,730
9,250	Macerich Co. (The), REIT	780,052
11,468	Plum Creek Timber Co., Inc., REIT	498,285
33,643	Prologis, Inc., REIT	1,465,489
9,620	Public Storage, REIT	1,896,487
20,290	Simon Property Group, Inc., REIT	3,969,536
6,400	SL Green Realty Corp., REIT	821,632
21,626	Ventas, Inc., REIT	1,579,130
11,459	Vornado Realty Trust, REIT	1,283,408
34,719	Weyerhaeuser Co., REIT	1,150,935
		31,206,447
	Retailing - 4.7%
25,003	Amazon.com, Inc.(2)	9,303,616
4,919	AutoNation, Inc.(2)	316,439
2,061	AutoZone, Inc.(2)	1,405,932
12,195	Bed Bath & Beyond, Inc.(2)	936,271
19,140	Best Buy Co., Inc.	723,301
13,740	CarMax, Inc.(2)	948,197
19,850	Dollar General Corp.(2)	1,496,293
13,402	Dollar Tree, Inc.(2)	1,087,505
6,425	Expedia, Inc.	604,785
6,259	Family Dollar Stores, Inc.	495,963
7,135	GameStop Corp., Class A	270,845
17,384	Gap, Inc. (The)	753,249
10,090	Genuine Parts Co.	940,287
86,411	Home Depot, Inc. (The)	9,817,154
13,230	Kohl’s Corp.	1,035,248
16,059	L Brands, Inc.	1,514,203
63,764	Lowe’s Cos., Inc.	4,743,404
22,212	Macy’s, Inc.	1,441,781
3,937	Netflix, Inc.(2)	1,640,509
9,190	Nordstrom, Inc.	738,141
6,650	O’Reilly Automotive, Inc.(2)	1,437,996
3,409	Priceline Group, Inc. (The)(2)	3,968,587
13,546	Ross Stores, Inc.	1,427,207
42,046	Staples, Inc.	684,719
41,699	Target Corp.	3,422,237
7,443	Tiffany & Co.	655,058
44,761	TJX Cos., Inc. (The)	3,135,508
8,900	Tractor Supply Co.	757,034
7,325	TripAdvisor, Inc.(2)	609,220

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Retailing - (continued)
6,559	Urban Outfitters, Inc.(2)	$299,418
		56,610,107
	Semiconductors & Semiconductor Equipment - 2.4%
19,530	Altera Corp.	838,032
20,396	Analog Devices, Inc.	1,284,948
80,623	Applied Materials, Inc.	1,818,855
16,800	Avago Technologies Ltd.	2,133,264
35,683	Broadcom Corp., Class A	1,544,895
4,958	First Solar, Inc.(2)	296,439
310,462	Intel Corp.	9,708,147
10,646	KLA-Tencor Corp.	620,555
10,475	Lam Research Corp.	735,712
15,597	Linear Technology Corp.	729,940
13,108	Microchip Technology, Inc.	640,981
70,607	Micron Technology, Inc.(2)	1,915,568
33,834	NVIDIA Corp.	707,976
12,500	Skyworks Solutions, Inc.	1,228,625
68,712	Texas Instruments, Inc.	3,929,296
17,079	Xilinx, Inc.	722,442
		28,855,675
	Software & Services - 10.3%
41,209	Accenture plc, Class A	3,860,871
31,197	Adobe Systems, Inc.(2)	2,306,706
11,731	Akamai Technologies, Inc.(2)	833,429
4,100	Alliance Data Systems Corp.(2)	1,214,625
14,875	Autodesk, Inc.(2)	872,270
31,118	Automatic Data Processing, Inc.	2,664,946
20,915	CA, Inc.	682,038
10,401	Citrix Systems, Inc.(2)	664,312
39,934	Cognizant Technology Solutions Corp., Class A(2)	2,491,482
9,155	Computer Sciences Corp.	597,638
72,211	eBay, Inc.(2)	4,165,130
20,421	Electronic Arts, Inc.(2)	1,201,061
3,700	Equinix, Inc.	861,545
137,500	Facebook, Inc., Class A(2)	11,304,563
18,574	Fidelity National Information Services, Inc.	1,264,146
15,526	Fiserv, Inc.(2)	1,232,764
18,658	Google, Inc., Class A(2)	10,349,593
18,758	Google, Inc., Class C(2)	10,279,384
60,179	International Business Machines Corp.	9,658,730
18,125	Intuit, Inc.	1,757,400
64,030	MasterCard, Inc., Class A	5,531,552
537,531	Microsoft Corp.	21,853,323
210,159	Oracle Corp.	9,068,361
21,372	Paychex, Inc.	1,060,372
12,051	Red Hat, Inc.(2)	912,863
39,628	salesforce.com, Inc.(2)	2,647,547
44,656	Symantec Corp.	1,043,387
9,568	Teradata Corp.(2)	422,332
10,640	Total System Services, Inc.	405,916
6,726	VeriSign, Inc.(2)	450,440
127,152	Visa, Inc., Class A	8,317,012
33,411	Western Union Co. (The)	695,283

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 99.4% (continued)
	Software & Services - (continued)
67,928	Xerox Corp.	$872,875
57,115	Yahoo!, Inc.(2)	2,537,905
		124,081,801
	Technology Hardware & Equipment - 6.9%
20,350	Amphenol Corp., Class A	1,199,226
381,547	Apple, Inc.	47,475,893
334,667	Cisco Systems, Inc.	9,211,709
83,637	Corning, Inc.	1,896,887
130,364	EMC Corp.	3,332,104
4,663	F5 Networks, Inc.(2)	535,965
9,126	FLIR Systems, Inc.	285,461
6,802	Harris Corp.	535,726
119,206	Hewlett-Packard Co.	3,714,459
23,629	Juniper Networks, Inc.	533,543
12,369	Motorola Solutions, Inc.	824,641
20,411	NetApp, Inc.	723,774
108,118	QUALCOMM, Inc.	7,496,902
13,945	SanDisk Corp.	887,181
21,550	Seagate Technology plc	1,121,247
26,718	TE Connectivity Ltd.	1,913,543
14,196	Western Digital Corp.	1,291,978
		82,980,239
	Telecommunication Services - 2.3%
339,886	AT&T, Inc.	11,097,278
36,819	CenturyLink, Inc.	1,272,096
64,713	Frontier Communications Corp.	456,227
18,700	Level 3 Communications, Inc.(2)	1,006,808
271,986	Verizon Communications, Inc.	13,226,679
37,873	Windstream Holdings, Inc.	280,260
		27,339,348
	Transportation - 2.2%
46,900	American Airlines Group, Inc.	2,475,382
9,518	CH Robinson Worldwide, Inc.	696,908
64,879	CSX Corp.	2,148,792
54,050	Delta Air Lines, Inc.	2,430,088
12,584	Expeditors International of Washington, Inc.	606,297
17,344	FedEx Corp.	2,869,565
7,250	Kansas City Southern	740,080
20,178	Norfolk Southern Corp.	2,076,720
3,403	Ryder System, Inc.	322,910
44,423	Southwest Airlines Co.	1,967,939
57,880	Union Pacific Corp.	6,268,983
45,488	United Parcel Service, Inc., Class B	4,409,607
		27,013,271
	Utilities - 3.0%
41,694	AES Corp.	535,768
7,723	AGL Resources, Inc.	383,447
15,888	Ameren Corp.	670,474
32,105	American Electric Power Co., Inc.	1,805,906
27,725	CenterPoint Energy, Inc.	565,867
17,673	CMS Energy Corp.	616,964
19,118	Consolidated Edison, Inc.	1,166,198

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount			Market Value(1)
Common Stocks - 99.4% (continued)
	Utilities - (continued)
38,538	Dominion Resources, Inc.		$2,731,188
11,610	DTE Energy Co.		936,811
46,382	Duke Energy Corp.		3,561,210
21,372	Edison International		1,335,109
11,645	Entergy Corp.		902,371
20,817	Eversource Energy		1,051,675
56,264	Exelon Corp.		1,891,033
27,369	FirstEnergy Corp.		959,557
5,220	Integrys Energy Group, Inc.		375,944
29,126	NextEra Energy, Inc.		3,030,560
20,741	NiSource, Inc.		915,923
21,975	NRG Energy, Inc.		553,550
16,361	Pepco Holdings, Inc.		438,966
31,206	PG&E Corp.		1,656,102
7,231	Pinnacle West Capital Corp.		460,976
43,266	PPL Corp.		1,456,334
33,274	Public Service Enterprise Group, Inc.		1,394,846
9,316	SCANA Corp.		512,287
15,260	Sempra Energy		1,663,645
59,521	Southern Co. (The)		2,635,590
15,169	TECO Energy, Inc.		294,279
14,732	Wisconsin Energy Corp.		729,234
33,083	Xcel Energy, Inc.		1,151,619
			36,383,433
	Total Common Stocks
	(cost $676,943,557)		1,198,920,454
	Total Long-Term Investments
	(cost $676,943,557)		1,198,920,454

Short-term Investments - 0.6%
	Repurchase Agreements - 0.5%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 04/01/2015 in the amount of $6,728,015, collateralized by U.S. Treasury Securities 0.00% - 4.63%, 2015 - 2043, value of $6,844,753)
$6,728,000	0.08%, 03/31/2015		6,728,000
	U.S. Government Agencies - 0.1%
	U.S. Treasury Bills
650,000	0.06%, 05/07/2015(3)(4)		649,985

	Total Short-Term investments
	(cost $7,377,964)		7,377,985
	Total Investments
	(cost $684,321,521)(5)	100.0%	$1,206,298,439
	Other Assets and Liabilities	—%	501,262
	Net Assets	100.0%	$1,206,799,701

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)         See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)         Non-income producing.

(3)         The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

(4)         This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

(5)         At March 31, 2015, the cost of securities for federal income tax purposes was $720,775,649, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$510,082,873
Unrealized Depreciation	(24,560,083)
Net Unrealized Appreciation	$485,522,790

Futures Contracts Outstanding at March 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 Futures	80	06/19/2015	$8,215,328	$8,243,200	$27,872

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
REIT	Real Estate Investment Trust

Diversification by Sector

as of March 31, 2015

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	12.5%
Consumer Staples	9.6
Energy	8.0
Financials	16.2
Health Care	14.9
Industrials	10.2
Information Technology	19.6
Materials	3.1
Telecommunication Services	2.3
Utilities	3.0

Total	99.4%

Short-Term Investments	0.6
Other assets and liabilities	—
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Index Fund
Schedule of Investments - (concluded)
March 31, 2015(Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2015

Description	Total	Level 1	Level 2	Level 3
Assets:[1]
Common Stocks[2]	$1,198,920,454	$1,198,920,454	$—	$—
Short-Term Investments	7,377,985	—	7,377,985	—

Total	$1,206,298,439	$1,198,920,454	$7,377,985	$—

Futures[3]	$27,872	$27,872	$—	$—

Total	$27,872	$27,872	$—	$—

1          For the period ended March 31, 2015, there were no transfers between any levels.

2          Refer to the Schedule of Investments for further industry breakout.

3          Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2%
	Automobiles & Components - 0.3%
1,228	BorgWarner, Inc.	$74,269
1,568	Delphi Automotive plc	125,032
21,347	Ford Motor Co.	344,541
7,305	General Motors Co.	273,938
1,470	Goodyear Tire & Rubber Co. (The)	39,808
1,145	Harley-Davidson, Inc.	69,547
3,543	Johnson Controls, Inc.	178,709
		1,105,844
	Banks - 1.4%
56,794	Bank of America Corp.	874,059
3,900	BB&T Corp.	152,061
16,379	Citigroup, Inc.	843,846
973	Comerica, Inc.	43,912
4,426	Fifth Third Bancorp	83,430
2,617	Hudson City Bancorp, Inc.	27,426
4,477	Huntington Bancshares, Inc.	49,471
20,116	JPMorgan Chase & Co.	1,218,627
4,679	KeyCorp	66,255
721	M&T Bank Corp.	91,567
1,756	People’s United Financial, Inc.	26,691
2,814	PNC Financial Services Group, Inc. (The)	262,378
7,305	Regions Financial Corp.	69,032
2,847	SunTrust Banks, Inc.	116,983
9,599	US Bancorp	419,188
25,302	Wells Fargo & Co.	1,376,429
1,117	Zions BanCorp.	30,159
		5,751,514
	Capital Goods - 1.8%
3,426	3M Co.	565,119
521	Allegion plc	31,870
1,304	AMETEK, Inc.	68,512
3,534	Boeing Co. (The)	530,383
3,273	Caterpillar, Inc.	261,938
911	Cummins, Inc.	126,301
3,304	Danaher Corp.	280,510
1,832	Deere & Co.	160,648
885	Dover Corp.	61,171
2,558	Eaton Corp. plc	173,791
3,691	Emerson Electric Co.	208,984
1,473	Fastenal Co.	61,034
727	Flowserve Corp.	41,068
798	Fluor Corp.	45,614
1,706	General Dynamics Corp.	231,555
54,283	General Electric Co.	1,346,761
4,212	Honeywell International, Inc.	439,354
1,885	Illinois Tool Works, Inc.	183,109
1,426	Ingersoll-Rand plc	97,082
697	Jacobs Engineering Group, Inc.(2)	31,477
523	Joy Global, Inc.	20,491
450	L-3 Communications Holdings, Inc.	56,606
1,442	Lockheed Martin Corp.	292,668
1,906	Masco Corp.	50,890
1,074	Northrop Grumman Corp.	172,871

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Capital Goods - (continued)
1,917	PACCAR, Inc.	$121,039
577	Pall Corp.	57,925
766	Parker-Hannifin Corp.	90,985
986	Pentair plc	62,010
760	Precision Castparts Corp.	159,600
1,147	Quanta Services, Inc.(2)	32,724
1,657	Raytheon Co.	181,027
736	Rockwell Automation, Inc.	85,369
726	Rockwell Collins, Inc.	70,095
541	Roper Industries, Inc.	93,052
314	Snap-on, Inc.	46,177
857	Stanley Black & Decker, Inc.	81,724
1,506	Textron, Inc.	66,761
527	United Rentals, Inc.(2)	48,041
4,452	United Technologies Corp.	521,774
319	WW Grainger, Inc.	75,223
991	Xylem, Inc.	34,705
		7,368,038
	Commercial & Professional Services - 0.2%
927	ADT Corp. (The)	38,489
536	Cintas Corp.	43,754
196	Dun & Bradstreet Corp. (The)	25,159
649	Equifax, Inc.	60,357
1,701	Nielsen N.V.	75,814
1,098	Pitney Bowes, Inc.	25,605
1,351	Republic Services, Inc.	54,796
738	Robert Half International, Inc.	44,664
464	Stericycle, Inc.(2)	65,159
2,263	Tyco International plc	97,445
2,303	Waste Management, Inc.	124,892
		656,134
	Consumer Durables & Apparel - 0.4%
1,488	Coach, Inc.	61,648
1,802	DR Horton, Inc.	51,321
238	Fossil Group, Inc.(2)	19,623
654	Garmin Ltd.	31,078
2,170	Hanesbrands, Inc.	72,717
376	Harman International Industries, Inc.	50,245
610	Hasbro, Inc.	38,576
756	Leggett & Platt, Inc.	34,844
976	Lennar Corp., Class A	50,567
1,829	Mattel, Inc.	41,793
1,081	Michael Kors Holdings Ltd.(2)	71,076
335	Mohawk Industries, Inc.(2)	62,226
1,470	Newell Rubbermaid, Inc.	57,433
3,773	NIKE, Inc., Class B	378,545
1,797	PulteGroup, Inc.	39,947
448	PVH Corp.	47,739
327	Ralph Lauren Corp.	43,001
899	Under Armour, Inc., Class A(2)	72,594
1,842	VF Corp.	138,721

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Consumer Durables & Apparel - (continued)
422	Whirlpool Corp.	$85,269
		1,448,963
	Consumer Services - 0.4%
2,438	Carnival Corp.	116,634
168	Chipotle Mexican Grill, Inc.(2)	109,291
675	Darden Restaurants, Inc.	46,805
1,486	H&R Block, Inc.	47,656
1,122	Marriott International, Inc., Class A	90,119
5,175	McDonald’s Corp.	504,252
891	Royal Caribbean Cruises Ltd.	72,928
4,043	Starbucks Corp.	382,872
928	Starwood Hotels & Resorts Worldwide, Inc.	77,488
655	Wyndham Worldwide Corp.	59,258
438	Wynn Resorts Ltd.	55,135
2,334	Yum! Brands, Inc.	183,732
		1,746,170
	Diversified Financials - 1.2%
301	Affiliated Managers Group, Inc.(2)	64,649
4,727	American Express Co.	369,273
991	Ameriprise Financial, Inc.	129,663
6,009	Bank of New York Mellon Corp. (The)	241,802
9,836	Berkshire Hathaway, Inc., Class B(2)	1,419,532
680	BlackRock, Inc.	248,771
2,974	Capital One Financial Corp.	234,411
6,221	Charles Schwab Corp. (The)	189,367
1,711	CME Group, Inc.	162,049
2,421	Discover Financial Services	136,423
1,578	E*TRADE Financial Corp.(2)	45,060
2,101	Franklin Resources, Inc.	107,823
2,191	Goldman Sachs Group, Inc. (The)	411,842
608	Intercontinental Exchange, Inc.	141,828
2,323	Invesco Ltd.	92,200
548	Legg Mason, Inc.	30,250
1,711	Leucadia National Corp.	38,138
1,478	McGraw Hill Financial, Inc.	152,825
963	Moody’s Corp.	99,959
8,322	Morgan Stanley	297,012
655	NASDAQ OMX Group, Inc. (The)	33,366
2,210	Navient Corp.	44,929
1,194	Northern Trust Corp.	83,162
2,221	State Street Corp.	163,310
1,413	T Rowe Price Group, Inc.	114,425
		5,052,069
	Energy - 1.9%
2,738	Anadarko Petroleum Corp.	226,734
2,036	Apache Corp.	122,832
2,349	Baker Hughes, Inc.	149,349
2,236	Cabot Oil & Gas Corp.	66,029
1,045	Cameron International Corp.(2)	47,150
2,814	Chesapeake Energy Corp.	39,846
10,138	Chevron Corp.	1,064,287
478	Cimarex Energy Co.	55,013

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Energy - (continued)
6,644	ConocoPhillips	$413,656
1,249	CONSOL Energy, Inc.	34,835
2,090	Devon Energy Corp.	126,048
361	Diamond Offshore Drilling, Inc.	9,671
1,276	Ensco plc, Class A	26,885
2,964	EOG Resources, Inc.	271,769
821	EQT Corp.	68,036
22,633	Exxon Mobil Corp.	1,923,805
1,248	FMC Technologies, Inc.(2)	46,189
4,593	Halliburton Co.	201,541
587	Helmerich & Payne, Inc.	39,957
1,307	Hess Corp.	88,706
9,197	Kinder Morgan, Inc.	386,826
3,642	Marathon Oil Corp.	95,093
1,475	Marathon Petroleum Corp.	151,025
901	Murphy Oil Corp.	41,987
2,216	National Oilwell Varco, Inc.	110,778
879	Newfield Exploration Co.(2)	30,844
1,326	Noble Corp. plc	18,935
2,091	Noble Energy, Inc.	102,250
4,151	Occidental Petroleum Corp.	303,023
1,132	ONEOK, Inc.	54,608
2,934	Phillips 66	230,612
805	Pioneer Natural Resources Co.	131,626
882	QEP Resources, Inc.	18,390
900	Range Resources Corp.	46,836
6,884	Schlumberger Ltd.	574,401
2,075	Southwestern Energy Co.(2)	48,119
3,621	Spectra Energy Corp.	130,972
683	Tesoro Corp.	62,351
1,848	Transocean Ltd.	27,110
2,789	Valero Energy Corp.	177,436
3,631	Williams Cos., Inc. (The)	183,692
		7,949,252
	Food & Staples Retailing - 0.6%
2,375	Costco Wholesale Corp.	359,801
6,076	CVS Health Corp.	627,104
2,665	Kroger Co. (The)	204,299
3,206	Sysco Corp.	120,962
8,511	Wal-Mart Stores, Inc.	700,030
4,712	Walgreens Boot Allliance, Inc.	399,012
1,955	Whole Foods Market, Inc.	101,816
		2,513,024
	Food, Beverage & Tobacco - 1.3%
10,622	Altria Group, Inc.	531,312
3,423	Archer-Daniels-Midland Co.	162,250
840	Brown-Forman Corp., Class B	75,894
959	Campbell Soup Co.	44,642
21,184	Coca-Cola Co. (The)	859,011
1,180	Coca-Cola Enterprises, Inc.	52,156
2,308	ConAgra Foods, Inc.	84,311
917	Constellation Brands, Inc., Class A(2)	106,565
1,052	Dr Pepper Snapple Group, Inc.	82,561

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Food, Beverage & Tobacco - (continued)
3,253	General Mills, Inc.	$184,120
797	Hershey Co. (The)	80,425
724	Hormel Foods Corp.	41,159
556	JM Smucker Co. (The)	64,346
1,364	Kellogg Co.	89,956
657	Keurig Green Mountain, Inc.	73,407
3,182	Kraft Foods Group, Inc.	277,200
1,952	Lorillard, Inc.	127,563
692	McCormick & Co., Inc.	53,360
1,092	Mead Johnson Nutrition Co.	109,779
874	Molson Coors Brewing Co., Class B	65,069
8,890	Mondelez International, Inc., Class A	320,840
790	Monster Beverage Corp.(2)	109,332
7,986	PepsiCo, Inc.	763,621
8,332	Philip Morris International, Inc.	627,650
1,665	Reynolds American, Inc.	114,735
1,593	Tyson Foods, Inc., Class A	61,012
		5,162,276
	Health Care Equipment & Services - 1.2%
8,130	Abbott Laboratories	376,663
1,902	Aetna, Inc.	202,620
1,132	AmerisourceBergen Corp.	128,675
1,440	Anthem, Inc.	222,350
2,915	Baxter International, Inc.	199,678
1,131	Becton Dickinson and Co.	162,400
7,194	Boston Scientific Corp.(2)	127,694
1,778	Cardinal Health, Inc.	160,500
1,643	Cerner Corp.(2)	120,366
1,394	Cigna Corp.	180,439
404	CR Bard, Inc.	67,609
934	DaVita HealthCare Partners, Inc.(2)	75,916
761	DENTSPLY International, Inc.	38,727
589	Edwards Lifesciences Corp.(2)	83,909
3,925	Express Scripts Holding Co.(2)	340,572
1,590	HCA Holdings, Inc.(2)	119,616
460	Henry Schein, Inc.(2)	64,225
809	Humana, Inc.	144,018
196	Intuitive Surgical, Inc.(2)	98,986
545	Laboratory Corp. of America Holdings(2)	68,719
1,253	McKesson Corp.	283,429
7,685	Medtronic plc	599,353
477	Patterson Cos., Inc.	23,273
789	Quest Diagnostics, Inc.	60,635
1,526	St Jude Medical, Inc.	99,800
1,605	Stryker Corp.	148,061
537	Tenet Healthcare Corp.(2)	26,587
5,148	UnitedHealth Group, Inc.	608,957
493	Universal Health Services, Inc., Class B	58,031
546	Varian Medical Systems, Inc.(2)	51,373
915	Zimmer Holdings, Inc.	107,531
		5,050,712
	Household & Personal Products - 0.5%
723	Clorox Co. (The)	79,812

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Household & Personal Products - (continued)
4,592	Colgate-Palmolive Co.	$318,409
1,210	Estee Lauder Cos., Inc. (The), Class A	100,624
1,969	Kimberly-Clark Corp.	210,899
14,570	Procter & Gamble Co. (The)	1,193,866
		1,903,610
	Insurance - 0.6%
1,812	ACE Ltd.	202,020
2,451	Aflac, Inc.	156,889
2,333	Allstate Corp. (The)	166,040
7,500	American International Group, Inc.	410,925
1,567	Aon plc	150,620
444	Assurant, Inc.	27,266
1,303	Chubb Corp. (The)	131,733
903	Cincinnati Financial Corp.	48,112
2,782	Genworth Financial, Inc., Class A(2)	20,336
1,445	Lincoln National Corp.	83,030
1,734	Loews Corp.	70,799
3,004	Marsh & McLennan Cos., Inc.	168,494
6,114	MetLife, Inc.	309,063
1,572	Principal Financial Group, Inc.	80,754
3,104	Progressive Corp. (The)	84,429
2,498	Prudential Financial, Inc.	200,614
785	Torchmark Corp.	43,112
1,793	Travelers Cos., Inc. (The)	193,877
1,477	Unum Group	49,819
1,538	XL Group plc	56,598
		2,654,530
	Materials - 0.8%
1,041	Air Products & Chemicals, Inc.	157,482
369	Airgas, Inc.	39,155
6,641	Alcoa, Inc.	85,802
589	Allegheny Technologies, Inc.	17,676
492	Avery Dennison Corp.	26,032
747	Ball Corp.	52,768
259	CF Industries Holdings, Inc.	73,473
5,873	Dow Chemical Co. (The)	281,786
813	Eastman Chemical Co.	56,308
1,457	Ecolab, Inc.	166,652
4,887	EI du Pont de Nemours & Co.	349,274
726	FMC Corp.	41,563
5,609	Freeport-McMoRan, Inc.	106,291
444	International Flavors & Fragrances, Inc.	52,126
2,280	International Paper Co.	126,517
2,140	LyondellBasell Industries N.V., Class A	187,892
335	Martin Marietta Materials, Inc.	46,833
913	MeadWestvaco Corp.	45,531
2,603	Monsanto Co.	292,942
1,685	Mosaic Co. (The)	77,611
2,701	Newmont Mining Corp.	58,639
1,730	Nucor Corp.	82,227
890	Owens-Illinois, Inc.(2)	20,755
732	PPG Industries, Inc.	165,095
1,549	Praxair, Inc.	187,026

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Materials - (continued)
1,147	Sealed Air Corp.	$52,257
441	Sherwin-Williams Co. (The)	125,464
643	Sigma-Aldrich Corp.	88,895
712	Vulcan Materials Co.	60,022
		3,124,094
	Media - 0.9%
1,211	Cablevision Systems Corp., Class A	22,161
2,470	CBS Corp., Class B	149,756
13,717	Comcast Corp., Class A	774,599
2,713	DIRECTV(2)	230,876
811	Discovery Communications, Inc., Class A(2)	24,946
1,455	Discovery Communications, Inc., Class C(2)	42,886
1,234	Gannett Co., Inc.	45,757
2,252	Interpublic Group of Cos., Inc. (The)	49,814
2,705	News Corp., Class A(2)	43,307
1,332	Omnicom Group, Inc.	103,870
523	Scripps Networks Interactive, Inc., Class A	35,857
1,515	Time Warner Cable, Inc.	227,068
4,484	Time Warner, Inc.	378,629
9,868	Twenty-First Century Fox, Inc., Class A	333,933
1,978	Viacom, Inc., Class B	135,098
8,436	Walt Disney Co. (The)	884,852
		3,483,409
	Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
8,605	AbbVie, Inc.	503,737
2,112	Actavis plc(2)	628,573
1,813	Agilent Technologies, Inc.	75,330
1,092	Alexion Pharmaceuticals, Inc.(2)	189,244
4,102	Amgen, Inc.	655,705
1,266	Biogen Idec, Inc.(2)	534,556
8,967	Bristol-Myers Squibb Co.	578,371
4,328	Celgene Corp.(2)	498,932
5,279	Eli Lilly & Co.	383,519
960	Endo International plc(2)	86,112
8,045	Gilead Sciences, Inc.(2)	789,456
926	Hospira, Inc.(2)	81,340
14,999	Johnson & Johnson	1,508,899
639	Mallinckrodt plc(2)	80,929
15,318	Merck & Co., Inc.	880,479
2,016	Mylan N.V.(2)	119,650
620	PerkinElmer, Inc.	31,707
761	Perrigo Co. plc	125,983
33,072	Pfizer, Inc.	1,150,575
401	Regeneron Pharmaceuticals, Inc.(2)	181,043
2,143	Thermo Fisher Scientific, Inc.	287,891
1,310	Vertex Pharmaceuticals, Inc.(2)	154,541
449	Waters Corp.(2)	55,820
2,712	Zoetis, Inc.	125,538
		9,707,930
	Real Estate - 0.6%
2,275	American Tower Corp., REIT	214,191
865	Apartment Investment & Management Co., Class A, REIT	34,046

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Real Estate - (continued)
712	AvalonBay Communities, Inc., REIT	$124,066
828	Boston Properties, Inc., REIT	116,317
1,507	CBRE Group, Inc., Class A(2)	58,336
1,806	Crown Castle International Corp., REIT	149,067
1,961	Equity Residential, REIT	152,683
356	Essex Property Trust, Inc., REIT	81,844
3,399	General Growth Properties, Inc., REIT	100,440
2,489	HCP, Inc., REIT	107,550
1,893	Health Care REIT, Inc.	146,443
4,103	Host Hotels & Resorts, Inc., REIT	82,799
1,017	Iron Mountain, Inc., REIT	37,100
2,250	Kimco Realty Corp., REIT	60,413
764	Macerich Co. (The), REIT	64,428
946	Plum Creek Timber Co., Inc., REIT	41,104
2,769	Prologis, Inc., REIT	120,618
775	Public Storage, REIT	152,784
1,679	Simon Property Group, Inc., REIT	328,480
540	SL Green Realty Corp., REIT	69,325
1,788	Ventas, Inc., REIT	130,560
945	Vornado Realty Trust, REIT	105,840
2,836	Weyerhaeuser Co., REIT	94,013
		2,572,447
	Retailing - 1.1%
2,052	Amazon.com, Inc.(2)	763,549
407	AutoNation, Inc.(2)	26,182
172	AutoZone, Inc.(2)	117,332
1,010	Bed Bath & Beyond, Inc.(2)	77,543
1,581	Best Buy Co., Inc.	59,746
1,132	CarMax, Inc.(2)	78,119
1,639	Dollar General Corp.(2)	123,548
1,120	Dollar Tree, Inc.(2)	90,882
535	Expedia, Inc.	50,360
517	Family Dollar Stores, Inc.	40,967
591	GameStop Corp., Class A	22,434
1,432	Gap, Inc. (The)	62,049
825	Genuine Parts Co.	76,882
7,112	Home Depot, Inc. (The)	807,994
1,089	Kohl’s Corp.	85,214
1,327	L Brands, Inc.	125,123
5,250	Lowe’s Cos., Inc.	390,548
1,845	Macy’s, Inc.	119,759
326	Netflix, Inc.(2)	135,841
759	Nordstrom, Inc.	60,963
548	O’Reilly Automotive, Inc.(2)	118,500
283	Priceline Group, Inc. (The)(2)	329,454
1,115	Ross Stores, Inc.	117,476
3,477	Staples, Inc.	56,623
3,433	Target Corp.	281,746
604	Tiffany & Co.	53,158
3,682	TJX Cos., Inc. (The)	257,924
736	Tractor Supply Co.	62,604
599	TripAdvisor, Inc.(2)	49,819

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Retailing - (continued)
542	Urban Outfitters, Inc.(2)	$24,742
		4,667,081
	Semiconductors & Semiconductor Equipment - 0.6%
1,621	Altera Corp.	69,557
1,679	Analog Devices, Inc.	105,777
6,633	Applied Materials, Inc.	149,640
1,389	Avago Technologies Ltd.	176,375
2,944	Broadcom Corp., Class A	127,460
405	First Solar, Inc.(2)	24,215
25,548	Intel Corp.	798,886
881	KLA-Tencor Corp.	51,353
862	Lam Research Corp.	60,543
1,295	Linear Technology Corp.	60,606
1,092	Microchip Technology, Inc.	53,399
5,830	Micron Technology, Inc.(2)	158,168
2,802	NVIDIA Corp.	58,632
1,040	Skyworks Solutions, Inc.	102,222
5,641	Texas Instruments, Inc.	322,581
1,418	Xilinx, Inc.	59,981
		2,379,395
	Software & Services - 2.5%
3,381	Accenture plc, Class A	316,766
2,571	Adobe Systems, Inc.(2)	190,100
972	Akamai Technologies, Inc.(2)	69,056
345	Alliance Data Systems Corp.(2)	102,206
1,232	Autodesk, Inc.(2)	72,244
2,565	Automatic Data Processing, Inc.	219,667
1,724	CA, Inc.	56,220
870	Citrix Systems, Inc.(2)	55,567
3,292	Cognizant Technology Solutions Corp., Class A(2)	205,388
767	Computer Sciences Corp.	50,070
5,938	eBay, Inc.(2)	342,504
1,684	Electronic Arts, Inc.(2)	99,044
310	Equinix, Inc.	72,184
11,340	Facebook, Inc., Class A(2)	932,318
1,538	Fidelity National Information Services, Inc.	104,676
1,296	Fiserv, Inc.(2)	102,902
1,542	Google, Inc., Class A(2)	855,347
1,547	Google, Inc., Class C(2)	847,756
4,962	International Business Machines Corp.	796,401
1,492	Intuit, Inc.	144,664
5,267	MasterCard, Inc., Class A	455,016
44,288	Microsoft Corp.	1,800,529
17,286	Oracle Corp.	745,891
1,769	Paychex, Inc.	87,769
997	Red Hat, Inc.(2)	75,523
3,263	salesforce.com, Inc.(2)	218,001
3,692	Symantec Corp.	86,264
788	Teradata Corp.(2)	34,782
900	Total System Services, Inc.	34,335
572	VeriSign, Inc.(2)	38,307
10,464	Visa, Inc., Class A	684,450
2,845	Western Union Co. (The)	59,204

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Software & Services - (continued)
5,678	Xerox Corp.	$72,962
4,699	Yahoo!, Inc.(2)	208,800
		10,236,913
	Technology Hardware & Equipment - 1.7%
1,667	Amphenol Corp., Class A	98,236
31,457	Apple, Inc.	3,914,195
27,528	Cisco Systems, Inc.	757,708
6,871	Corning, Inc.	155,834
10,715	EMC Corp.	273,875
390	F5 Networks, Inc.(2)	44,827
758	FLIR Systems, Inc.	23,710
566	Harris Corp.	44,578
9,811	Hewlett-Packard Co.	305,711
1,953	Juniper Networks, Inc.	44,099
1,027	Motorola Solutions, Inc.	68,470
1,693	NetApp, Inc.	60,034
8,893	QUALCOMM, Inc.	616,641
1,156	SanDisk Corp.	73,545
1,781	Seagate Technology plc	92,665
2,195	TE Connectivity Ltd.	157,206
1,172	Western Digital Corp.	106,664
		6,837,998
	Telecommunication Services - 0.6%
27,993	AT&T, Inc.	913,972
3,064	CenturyLink, Inc.	105,861
5,471	Frontier Communications Corp.	38,571
1,558	Level 3 Communications, Inc.(2)	83,883
22,418	Verizon Communications, Inc.	1,090,187
3,286	Windstream Holdings, Inc.	24,316
		2,256,790
	Transportation - 0.5%
3,880	American Airlines Group, Inc.	204,787
800	CH Robinson Worldwide, Inc.	58,576
5,356	CSX Corp.	177,391
4,451	Delta Air Lines, Inc.	200,117
1,041	Expeditors International of Washington, Inc.	50,155
1,425	FedEx Corp.	235,766
597	Kansas City Southern	60,942
1,664	Norfolk Southern Corp.	171,259
298	Ryder System, Inc.	28,277
3,656	Southwest Airlines Co.	161,961
4,758	Union Pacific Corp.	515,339
3,745	United Parcel Service, Inc., Class B	363,040
		2,227,610
	Utilities - 0.7%
3,504	AES Corp.	45,026
651	AGL Resources, Inc.	32,322
1,327	Ameren Corp.	55,999
2,642	American Electric Power Co., Inc.	148,613
2,333	CenterPoint Energy, Inc.	47,617
1,518	CMS Energy Corp.	52,993
1,589	Consolidated Edison, Inc.	96,929

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Common Stocks - 24.2% (continued)
	Utilities - (continued)
3,163	Dominion Resources, Inc.	$224,162
964	DTE Energy Co.	77,785
3,809	Duke Energy Corp.	292,455
1,760	Edison International	109,947
985	Entergy Corp.	76,328
1,718	Eversource Energy	86,793
4,644	Exelon Corp.	156,085
2,281	FirstEnergy Corp.	79,972
431	Integrys Energy Group, Inc.	31,041
2,388	NextEra Energy, Inc.	248,471
1,717	NiSource, Inc.	75,823
1,829	NRG Energy, Inc.	46,073
1,373	Pepco Holdings, Inc.	36,838
2,576	PG&E Corp.	136,708
607	Pinnacle West Capital Corp.	38,696
3,596	PPL Corp.	121,041
2,736	Public Service Enterprise Group, Inc.	114,693
785	SCANA Corp.	43,167
1,248	Sempra Energy	136,057
4,905	Southern Co. (The)	217,193
1,310	TECO Energy, Inc.	25,414
1,225	Wisconsin Energy Corp.	60,638
2,746	Xcel Energy, Inc.	95,588

		3,010,467

	Total Common Stocks (cost $75,087,989)	98,866,270

Exchange-traded Fund - 0.1%
	Diversified Financial Services - 0.1%
2,240	Vanguard S&P 500 ETF (cost $430,917)	423,808

	Total Exchange-Traded Funds (cost $430,917)	423,808

Asset & Commercial Mortgage Backed Securities - 0.8%
	Banc of America Commercial Mortgage Trust
	Series 2006-2, Class A4
$15,000	5.73%, 05/10/2045(3)	15,437
	Series 2006-3, Class A4
23,214	5.89%, 07/10/2044(3)	24,208
	Series 2006-4, Class AM
60,000	5.68%, 07/10/2046	63,467
	Series 2006-5, Class A4
25,000	5.41%, 09/10/2047	25,840
	Series 2007-1, Class A4
23,301	5.45%, 01/15/2049	24,774
	Series 2007-3, Class A4
30,000	5.58%, 06/10/2049(3)	32,015
	Series 2007-4, Class A4
7,540	5.75%, 02/10/2051(3)	8,192
	Series 2007-5, Class A4
20,000	5.49%, 02/10/2051	21,282

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PW10, Class A4
$46,234	5.41%, 12/11/2040(3)	$46,971
	Series 2006-PW14, Class A4
60,000	5.20%, 12/11/2038	63,163
	Series 2007-PW15, Class A4
21,584	5.33%, 02/11/2044	22,967
	Series 2007-PW16, Class A4
60,000	5.71%, 06/11/2040(3)	64,705
	Series 2007-PW18, Class A4
25,000	5.70%, 06/11/2050	27,060
	Chase Issuance Trust
	Series 2012-A3, Class A3
150,000	0.79%, 06/15/2017	150,105
	Series 2013-A1, Class A1
100,000	1.30%, 02/18/2020	99,953
	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8,
100,000	5.65%, 09/20/2019	110,793
	Citigroup Commercial Mortgage Trust
	Series 2007-C6, Class A4
35,000	5.70%, 12/10/2049(3)	37,863
	Series 2008-C7, Class A4
18,436	6.13%, 12/10/2049(3)	20,149
	Series 2014-GC23, Class A4
50,000	3.62%, 07/10/2047	53,567
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
31,608	5.23%, 07/15/2044(3)	31,759
	Series 2006-CD3, Class A5
20,993	5.62%, 10/15/2048	21,937
	Series 2007-CD4, Class A4
25,000	5.32%, 12/11/2049	26,320
	Series 2007-CD5, Class A4
26,429	5.89%, 11/15/2044(3)	28,685
	Cobalt CMBS Commercial Mortgage Trust
	Series 2006-C1, Class A4
34,702	5.22%, 08/15/2048	36,411
	Series 2007-C2, Class A3
23,586	5.48%, 04/15/2047(3)	25,167
	Series 2007-C3, Class A4
22,011	5.76%, 05/15/2046(3)	23,785
	COMM Mortgage Trust
	Series 2013-CR9, Class A4
35,000	4.24%, 07/10/2045(3)	39,338
	Series 2014-UBS5, Class A4
45,000	3.84%, 09/10/2047	48,712
	Series 2014-UBS6, Class A5
50,000	3.64%, 12/10/2047	53,292
	Commercial Mortgage Pass-Through Certificates
	Series 2006-C7, Class A4
23,015	5.75%, 06/10/2046(3)	23,852
	Series 2006-C8, Class A4
19,334	5.31%, 12/10/2046	20,335
	Series 2007-C9, Class A4
15,000	5.80%, 12/10/2049(3)	16,301

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	Commercial Mortgage Pass-Through Certificates - (continued)
	Series 2012-CR2, Class A4
$30,000	3.15%, 08/15/2045	$31,441
	Commercial Mortgage Trust
	Series 2005-GG5, Class A5
34,067	5.22%, 04/10/2037(3)	34,319
	Series 2006-GG7, Class A4
47,929	5.79%, 07/10/2038(3)	49,676
	Series 2007-GG11, Class A4
25,000	5.74%, 12/10/2049	26,943
	Series 2007-GG9, Class A4
35,000	5.44%, 03/10/2039	36,932
	Series 2013-LC6, Class A4
15,000	2.94%, 01/10/2046	15,425
	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1, Class A4
48,876	5.47%, 02/15/2039(3)	49,848
	Series 2006-C4, Class A3
24,704	5.47%, 09/15/2039	25,821
	Series 2007-C3, Class A4
22,052	5.70%, 06/15/2039(3)	23,593
	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4
41,832	5.10%, 08/15/2038(3)	41,946
	Ford Credit Automotive Owner Trust, Series 2013-A, Class A4, ABS
100,000	0.78%, 05/15/2018	99,965
	GE Commercial Mortgage Corp., Series 2007-C1, Class A4
30,000	5.54%, 12/10/2049	31,723
	GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
10,000	2.94%, 02/10/2046	10,276
	GS Mortgage Securities Trust
	Series 2006-GG8, Class A4
24,041	5.56%, 11/10/2039	25,228
	Series 2007-GG10, Class A4
40,445	5.80%, 08/10/2045(3)	43,677
	Series 2012-GC6, Class A3
20,000	3.48%, 01/10/2045	21,337
	Series 2012-GCJ7, Class A4
50,000	3.38%, 05/10/2045	53,024
	Series 2013-GC12, Class A4
40,000	3.14%, 06/10/2046	41,559
	Series 2013-GC14, Class A5
35,000	4.24%, 08/10/2046	39,193
	Series 2013-GC16, Class A4
40,000	4.27%, 11/10/2046	44,779
	Series 2014-GC18, Class A4
40,000	4.07%, 01/10/2047	44,061
	Honda Automotive Receivables Owner Trust, Series 2012-1, Class A3
2,483	0.77%, 01/15/2016	2,483
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2005-LDP5, Class A4
16,833	5.23%, 12/15/2044(3)	17,017
	Series 2006-CB14, Class A4
11,252	5.48%, 12/12/2044(3)	11,486

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust - (continued)
	Series 2006-LDP7, Class A4
$100,000	5.84%, 04/15/2045(3)	$103,330
	Series 2006-LDP9, Class A3
24,513	5.34%, 05/15/2047	25,818
	Series 2007-CB18, Class A4
33,507	5.44%, 06/12/2047	35,384
	Series 2007-CB20, Class A4
37,946	5.79%, 02/12/2051(3)	40,968
	Series 2007-LD11, Class A4
25,000	5.78%, 06/15/2049(3)	26,732
	Series 2007-LDPX, Class A3
18,741	5.42%, 01/15/2049	19,869
	Series 2011-C5, Class A3
10,000	4.17%, 08/15/2046	11,077
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
40,000	3.80%, 09/15/2047	43,148
	LB-UBS Commercial Mortgage Trust
	Series 2006-C4, Class A4
9,547	5.82%, 06/15/2038(3)	9,946
	Series 2006-C6, Class A4
25,000	5.37%, 09/15/2039	26,249
	Series 2007-C1, Class A4
58,019	5.42%, 02/15/2040	61,697
	Series 2007-C7, Class A3
14,993	5.87%, 09/15/2045(3)	16,481
	ML-CFC Commercial Mortgage Trust
	Series 2006-2, Class A4
33,600	5.87%, 06/12/2046(3)	34,843
	Series 2006-4, Class A3
23,493	5.17%, 12/12/2049	24,688
	Series 2007-5, Class A4
23,351	5.38%, 08/12/2048	24,679
	Series 2007-9, Class A4
40,000	5.70%, 09/12/2049	42,883
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C15, Class A4
40,000	4.05%, 04/15/2047	44,119
	Series 2014-C16, Class A5
50,000	3.89%, 06/15/2047	54,508
	Morgan Stanley Capital I Trust
	Series 2006-IQ11, Class A4
32,507	5.65%, 10/15/2042(3)	33,100
	Series 2006-IQ12, Class A4
46,231	5.33%, 12/15/2043	48,567
	Series 2007-IQ14, Class A4
25,000	5.69%, 04/15/2049(3)	26,809
	Series 2007-IQ16, Class A4
24,519	5.81%, 12/12/2049	26,579
	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C22, Class A4
22,148	5.27%, 12/15/2044(3)	22,420
	Series 2006-C23, Class A4
19,359	5.42%, 01/15/2045(3)	19,683

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Asset & Commercial Mortgage Backed Securities - 0.8% (continued)
	Wachovia Bank Commercial Mortgage Trust - (continued)
	Series 2006-C28, Class A4
$34,934	5.57%, 10/15/2048	$36,734
	Series 2006-C29, Class A4
24,288	5.31%, 11/15/2048	25,507
	Series 2007-C30, Class A5
25,000	5.34%, 12/15/2043	26,555
	Series 2007-C31, Class A4
25,000	5.51%, 04/15/2047	26,358
	Series 2007-C32, Class A3
25,000	5.71%, 06/15/2049(3)	26,735
	Series 2007-C34, Class A3
25,000	5.68%, 05/15/2046	26,882
	WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3
40,000	2.88%, 12/15/2045	41,112

	Total Asset & Commercial Mortgage Backed Securities (cost $3,186,995)	3,163,617

Corporate Bonds - 12.2%
	Advertising - 0.0%
	Omnicom Group, Inc.
110,000	3.63%, 05/01/2022	115,356
	Aerospace/Defense - 0.2%
	Boeing Co. (The)
200,000	4.88%, 02/15/2020	229,872
	General Dynamics Corp.
15,000	3.88%, 07/15/2021	16,465
	Lockheed Martin Corp.
140,000	4.25%, 11/15/2019	153,768
15,000	4.85%, 09/15/2041	17,369
	Northrop Grumman Corp.
40,000	4.75%, 06/01/2043	45,124
20,000	5.05%, 08/01/2019	22,273
	Raytheon Co.
95,000	3.13%, 10/15/2020	100,204
	United Technologies Corp.
65,000	4.50%, 04/15/2020	73,014
105,000	4.50%, 06/01/2042	116,460
115,000	6.13%, 02/01/2019	133,909

		908,458

	Agriculture - 0.1%
	Altria Group, Inc.
270,000	4.75%, 05/05/2021	301,375
	Archer-Daniels-Midland Co.
33,000	4.02%, 04/16/2043	34,290
	Philip Morris International, Inc.
165,000	4.50%, 03/26/2020	184,084
75,000	4.50%, 03/20/2042	81,302

		601,051

	Auto Manufacturers - 0.1%
	Daimler Finance North America LLC
18,000	8.50%, 01/18/2031	28,494
	Ford Motor Co.
130,000	7.45%, 07/16/2031	179,477

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investment – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Auto Manufacturers - (continued)
	Toyota Motor Credit Corp.
	MTN
$70,000	2.00%, 10/24/2018	$71,425
140,000	3.40%, 09/15/2021	148,877
		428,273

	Auto Parts&Equipment - 0.0%
100,000	Johnson Controls, Inc. 5.00%, 03/30/2020	111,721
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
95,000	3.75%, 07/15/2042	92,642
325,000	5.38%, 01/15/2020	374,357
	Coca-Cola Co. (The)
240,000	1.65%, 03/14/2018	243,955
100,000	3.15%, 11/15/2020	106,335
	Diageo Capital plc
50,000	3.88%, 04/29/2043	49,970
75,000	5.50%, 09/30/2016	80,228
	PepsiCo, Inc.
180,000	3.13%, 11/01/2020	191,056
65,000	5.50%, 01/15/2040	81,201
		1,219,744

	Biotechnology - 0.1%
	Amgen, Inc.
195,000	3.88%, 11/15/2021	209,820
87,000	5.75%, 03/15/2040	105,752
85,000	Celgene Corp. 3.25%, 08/15/2022	86,904
	Gilead Sciences, Inc.
110,000	3.70%, 04/01/2024	117,459
20,000	4.40%, 12/01/2021	22,354
45,000	4.80%, 04/01/2044	51,858
		594,147

	Chemicals - 0.3%
50,000	CF Industries, Inc. 4.95%, 06/01/2043	52,839
	Dow Chemical Co. (The)
200,000	4.13%, 11/15/2021	217,337
25,000	4.38%, 11/15/2042	25,085
90,000	8.55%, 05/15/2019	112,682
90,000	Eastman Chemical Co. 3.80%, 03/15/2025	93,486
95,000	Ecolab, Inc. 4.35%, 12/08/2021	104,682
	EI du Pont de Nemours & Co.
160,000	3.63%, 01/15/2021	171,127
20,000	5.60%, 12/15/2036	24,385
	LYB International Finance BV
50,000	4.00%, 07/15/2023	52,964
30,000	4.88%, 03/15/2044	32,225
80,000	Monsanto Co. 4.40%, 07/15/2044	86,032

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investment – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Chemicals - (continued)
$35,000	Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	$41,224
20,000	PPG Industries, Inc. 3.60%, 11/15/2020	21,106
55,000	Praxair, Inc. 2.45%, 02/15/2022	55,170
		1,090,344

	Commercial Banks - 2.4%
	Bank of America Corp.
160,000	3.30%, 01/11/2023	162,086
445,000	5.00%, 05/13/2021	502,307
560,000	5.65%, 05/01/2018	621,190
50,000	5.88%, 02/07/2042	63,607
150,000	Bank of Montreal 1.45%, 04/09/2018	149,895
	Bank of New York Mellon Corp. (The)
135,000	2.30%, 07/28/2016	137,688
50,000	3.55%, 09/23/2021	53,366
95,000	Bank of Nova Scotia 4.38%, 01/13/2021	105,256
250,000	Barclays Bank plc 5.00%, 09/22/2016	264,218
130,000	BB&T Corp. 5.25%, 11/01/2019	146,998
	Capital One Financial Corp.
140,000	4.75%, 07/15/2021	156,973
110,000	6.15%, 09/01/2016	117,200
	Citigroup, Inc.
40,000	3.38%, 03/01/2023	40,993
100,000	4.45%, 01/10/2017	105,395
498,000	5.38%, 08/09/2020	569,783
165,000	6.63%, 06/15/2032	205,776
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
245,000	4.50%, 01/11/2021	274,284
25,000	5.25%, 05/24/2041	30,367
260,000	Credit Suisse 5.30%, 08/13/2019	293,715
70,000	Deutsche Bank AG 3.70%, 05/30/2024	71,752
100,000	Fifth Third Bancorp 3.50%, 03/15/2022	104,697
	Goldman Sachs Group, Inc. (The)
400,000	3.85%, 07/08/2024	418,629
184,000	6.25%, 02/01/2041	239,840
660,000	HSBC Holdings plc 5.10%, 04/05/2021	753,765
	JPMorgan Chase & Co.
785,000	4.95%, 03/25/2020	883,265
60,000	5.50%, 10/15/2040	73,180
80,000	6.00%, 01/15/2018	89,483
275,000	6.30%, 04/23/2019	319,450
	Morgan Stanley
200,000	5.45%, 01/09/2017	213,946

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investment – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Commercial Banks - (continued)
	Morgan Stanley - (continued)
$590,000	5.50%, 07/28/2021	$684,439
	PNC Funding Corp.
70,000	2.70%, 09/19/2016	71,664
70,000	3.30%, 03/08/2022	73,734
150,000	5.13%, 02/08/2020	171,406
185,000	Royal Bank of Canada 2.30%, 07/20/2016	188,634
35,000	Royal Bank of Scotland plc (The) 6.13%, 01/11/2021	41,766
80,000	State Street Corp. 4.38%, 03/07/2021	89,890
	UBS AG
150,000	5.75%, 04/25/2018	167,788
100,000	5.88%, 07/15/2016	105,792
180,000	US Bancorp 4.13%, 05/24/2021	199,429
	Wells Fargo & Co.
330,000	2.10%, 05/08/2017	337,125
70,000	3.50%, 03/08/2022	74,315
270,000	4.60%, 04/01/2021	303,069
130,000	5.61%, 01/15/2044	157,417
		9,835,572

	Commercial Services - 0.0%
75,000	Princeton University 4.95%, 03/01/2019	84,009
	Construction Materials - 0.0%
60,000	CRH America, Inc. 6.00%, 09/30/2016	63,991
	Diversified Financial Services - 0.5%
208,000	American Express Co. 2.65%, 12/02/2022	206,936
105,000	BlackRock, Inc. 5.00%, 12/10/2019	119,492
270,000	Ford Motor Credit Co. LLC 6.63%, 08/15/2017	299,852
	General Electric Capital Corp.
395,000	4.38%, 09/16/2020	438,492
525,000	5.30%, 02/11/2021	606,442
35,000	5.88%, 01/14/2038	45,252
130,000	HSBC Finance Corp. 6.68%, 01/15/2021	154,366
	National Rural Utilities Cooperative Finance Corp.
110,000	3.05%, 02/15/2022	112,975
30,000	5.45%, 04/10/2017	32,647
		2,016,454

	Electric - 0.8%
40,000	Alabama Power Co. 6.00%, 03/01/2039	53,599
140,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	182,492
15,000	CenterPoint Energy Houston Electric LLC 3.55%, 08/01/2042	14,797

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investment – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Electric - (continued)
$60,000	CMS Energy Corp. 5.05%, 03/15/2022	$68,628
	Consolidated Edison Co. of New York, Inc.
80,000	3.95%, 03/01/2043	82,564
25,000	5.50%, 12/01/2039	31,816
40,000	6.65%, 04/01/2019	47,425
395,000	Dominion Resources, Inc. 4.45%, 03/15/2021	437,160
	Duke Energy Carolinas LLC
25,000	4.00%, 09/30/2042	26,517
105,000	5.30%, 02/15/2040	132,390
	Exelon Generation Co. LLC
145,000	4.00%, 10/01/2020	153,523
85,000	6.25%, 10/01/2039	102,801
105,000	Florida Power & Light Co. 5.69%, 03/01/2040	140,082
	Georgia Power Co.
100,000	2.85%, 05/15/2022	101,747
50,000	4.75%, 09/01/2040	56,913
25,000	Indiana Michigan Power Co. 6.05%, 03/15/2037	32,273
70,000	Kentucky Utilities Co. 5.13%, 11/01/2040	87,359
55,000	Nevada Power Co., Series R 6.75%, 07/01/2037	78,803
40,000	NiSource Finance Corp. 5.25%, 02/15/2043	47,607
95,000	Northern States Power Co. 3.40%, 08/15/2042	93,032
155,000	Ohio Power Co., Series M 5.38%, 10/01/2021	182,902
95,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	121,696
140,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	182,906
210,000	Progress Energy, Inc. 4.40%, 01/15/2021	231,502
25,000	PSEG Power LLC 5.13%, 04/15/2020	28,023
75,000	Public Service Electric & Gas Co. 3.95%, 05/01/2042	80,691
32,000	San Diego Gas & Electric Co. 4.50%, 08/15/2040	37,181
40,000	South Carolina Electric & Gas Co. 6.05%, 01/15/2038	53,057
130,000	Southern California Edison Co. 4.50%, 09/01/2040	147,531
65,000	Xcel Energy, Inc. 4.70%, 05/15/2020	72,770
		3,109,787

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investment – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Electrical Components & Equipment - 0.0%
$70,000	Emerson Electric Co. 4.88%, 10/15/2019	$79,104
	Electronics - 0.1%
160,000	Honeywell International, Inc. 4.25%, 03/01/2021	179,710
38,000	Koninklijke Philips N.V. 6.88%, 03/11/2038	51,236
	Thermo Fisher Scientific, Inc.
155,000	2.25%, 08/15/2016	157,657
100,000	4.15%, 02/01/2024	107,971
		496,574

	Environmental Control - 0.1%
95,000	Republic Services, Inc. 5.00%, 03/01/2020	106,523
105,000	Waste Management, Inc. 4.75%, 06/30/2020	117,202
		223,725

	Food - 0.2%
	ConAgra Foods, Inc.
14,000	4.65%, 01/25/2043	14,046
94,000	7.00%, 04/15/2019	109,897
80,000	General Mills, Inc. 5.65%, 02/15/2019	90,969
45,000	Kellogg Co. 4.00%, 12/15/2020	48,720
	Kraft Foods Group, Inc.
75,000	5.00%, 06/04/2042	82,997
73,000	5.38%, 02/10/2020	83,001
	Kroger Co. (The)
70,000	6.80%, 12/15/2018	82,284
40,000	7.50%, 04/01/2031	54,528
200,000	Mondelez International, Inc. 4.00%, 02/01/2024	216,598
50,000	Tyson Foods, Inc. 3.95%, 08/15/2024	52,824
50,000	Unilever Capital Corp. 5.90%, 11/15/2032	69,819
		905,683

	Forest Products&Paper - 0.0%
40,000	Georgia-Pacific LLC 7.75%, 11/15/2029	56,420
110,000	International Paper Co. 7.50%, 08/15/2021	138,205
		194,625

	Gas - 0.0%
8,000	Atmos Energy Corp. 5.50%, 06/15/2041	10,301
	Sempra Energy
65,000	6.00%, 10/15/2039	83,532
35,000	6.50%, 06/01/2016	37,236
		131,069

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Healthcare-Products - 0.2%
	Baxter International, Inc.
$130,000	2.40%, 08/15/2022	$125,515
30,000	4.50%, 08/15/2019	33,253
75,000	Becton Dickinson and Co. 4.69%, 12/15/2044	81,504
70,000	Boston Scientific Corp. 6.00%, 01/15/2020	80,571
	Covidien International Finance S.A.
45,000	3.20%, 06/15/2022	46,732
25,000	6.00%, 10/15/2017	27,880
	Medtronic, Inc.
320,000	3.50%, 03/15/2025(4)	334,525
15,000	4.00%, 04/01/2043	15,539
120,000	4.45%, 03/15/2020	133,517
		879,036

	Healthcare-Services - 0.1%
165,000	Aetna, Inc. 3.95%, 09/01/2020	179,717
	Cigna Corp.
100,000	4.00%, 02/15/2022	109,016
10,000	5.38%, 02/15/2042	12,380
40,000	Quest Diagnostics, Inc. 4.70%, 04/01/2021	44,111
125,000	UnitedHealth Group, Inc. 6.88%, 02/15/2038	179,980
90,000	WellPoint, Inc. 4.65%, 01/15/2043	97,556
		622,760

	Household Products - 0.1%
90,000	Colgate-Palmolive Co. 2.30%, 05/03/2022	89,887
	Procter & Gamble Co. (The)
115,000	4.70%, 02/15/2019	128,634
20,000	5.55%, 03/05/2037	26,482
		245,003

	Household Products/Wares - 0.0%
	Kimberly-Clark Corp.
12,000	5.30%, 03/01/2041	15,011
90,000	6.13%, 08/01/2017	100,497
		115,508

	Insurance - 0.5%
115,000	ACE INA Holdings, Inc. 2.70%, 03/13/2023	114,842
75,000	Allstate Corp. (The) 5.55%, 05/09/2035	95,557
	American International Group, Inc.
90,000	4.50%, 07/16/2044	96,607
136,000	6.40%, 12/15/2020	164,739
20,000	Aon Corp. 5.00%, 09/30/2020	22,520
225,000	Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	253,350

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Insurance - (continued)
$75,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	$84,619
90,000	Chubb Corp. (The) 5.75%, 05/15/2018	101,796
	Lincoln National Corp.
60,000	4.00%, 09/01/2023	63,424
60,000	4.85%, 06/24/2021	67,243
35,000	Marsh & McLennan Cos., Inc. 4.80%, 07/15/2021	39,483
	MetLife, Inc.
90,000	5.70%, 06/15/2035	114,123
120,000	7.72%, 02/15/2019	145,385
70,000	Principal Financial Group, Inc. 3.30%, 09/15/2022	71,605
	Prudential Financial, Inc.
205,000	5.38%, 06/21/2020	235,532
45,000	5.80%, 11/16/2041	54,471
	Travelers Cos., Inc. (The)
140,000	3.90%, 11/01/2020	152,550
30,000	4.60%, 08/01/2043	34,896
		1,912,742

	Internet - 0.0%
65,000	Google, Inc. 2.13%, 05/19/2016	66,255
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 6.88%, 11/10/2039	86,938
	IT Services - 0.3%
	Apple, Inc.
360,000	2.40%, 05/03/2023	355,580
45,000	3.45%, 02/09/2045	42,716
110,000	EMC Corp. 2.65%, 06/01/2020	112,962
	Hewlett-Packard Co.
45,000	4.30%, 06/01/2021	48,350
250,000	5.50%, 03/01/2018	276,913
	International Business Machines Corp.
115,000	5.60%, 11/30/2039	141,629
100,000	5.70%, 09/14/2017	111,081
		1,089,231

	Machinery-Construction & Mining - 0.1%
	Caterpillar, Inc.
50,000	3.80%, 08/15/2042	50,721
185,000	3.90%, 05/27/2021	203,622
10,000	Joy Global, Inc. 5.13%, 10/15/2021	11,160
		265,503

	Machinery-Diversified - 0.1%
30,000	Deere & Co. 3.90%, 06/09/2042	31,227
	John Deere Capital Corp.
105,000	1.85%, 09/15/2016	106,730

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Machinery-Diversified - (continued)
	John Deere Capital Corp. - (continued)
$165,000	2.80%, 09/18/2017	$171,980
		309,937

	Media - 0.6%
	21st Century Fox America, Inc.
95,000	4.50%, 02/15/2021	105,228
131,000	6.40%, 12/15/2035	172,344
90,000	CBS Corp. 3.70%, 08/15/2024	92,675
	Comcast Corp.
90,000	4.65%, 07/15/2042	100,322
305,000	5.15%, 03/01/2020	350,545
55,000	7.05%, 03/15/2033	78,022
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
145,000	5.00%, 03/01/2021	161,392
50,000	5.15%, 03/15/2042	52,254
	Discovery Communications LLC
50,000	4.88%, 04/01/2043	52,246
20,000	5.05%, 06/01/2020	22,261
125,000	NBCUniversal Media LLC 4.38%, 04/01/2021	139,266
	Time Warner Cable, Inc.
345,000	4.00%, 09/01/2021	369,278
65,000	6.75%, 07/01/2018	74,684
	Time Warner, Inc.
130,000	4.88%, 03/15/2020	145,488
160,000	6.50%, 11/15/2036	207,644
113,000	Viacom, Inc. 4.38%, 03/15/2043	105,349
	Walt Disney Co. (The)
35,000	4.13%, 12/01/2041	38,331
50,000	5.63%, 09/15/2016	53,632
		2,320,961

	Mining - 0.3%
	Barrick Gold Corp.
25,000	5.25%, 04/01/2042	24,132
110,000	6.95%, 04/01/2019	128,408
	BHP Billiton Finance USA Ltd.
80,000	3.85%, 09/30/2023	85,466
15,000	4.13%, 02/24/2042	15,336
110,000	6.50%, 04/01/2019	129,507
170,000	Freeport-McMoRan, Inc. 3.88%, 03/15/2023	157,489
38,000	Newmont Mining Corp. 6.25%, 10/01/2039	38,679
	Rio Tinto Finance USA Ltd.
145,000	3.75%, 09/20/2021	152,935
25,000	5.20%, 11/02/2040	28,182
170,000	6.50%, 07/15/2018	195,302
55,000	Southern Copper Corp. 6.75%, 04/16/2040	58,635
	Teck Resources Ltd.
40,000	4.50%, 01/15/2021	40,768

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Mining - (continued)
	Teck Resources Ltd. - (continued)
$30,000	5.40%, 02/01/2043	$27,060
		1,081,899

	Miscellaneous Manufacturer - 0.1%
	3M Co.
75,000	1.38%, 09/29/2016	75,959
25,000	5.70%, 03/15/2037	33,244
115,000	Eaton Corp. 2.75%, 11/02/2022	115,239
	General Electric Co.
132,000	4.13%, 10/09/2042	139,320
120,000	5.25%, 12/06/2017	132,466
15,000	Illinois Tool Works, Inc. 3.90%, 09/01/2042	15,460
		511,688

	Multi-National - 0.6%
	Asian Development Bank
100,000	1.75%, 09/11/2018	101,946
90,000	2.00%, 01/22/2025	89,911
	European Investment Bank
695,000	1.25%, 10/14/2016	702,263
600,000	2.88%, 09/15/2020	641,111
480,000	Inter-American Development Bank 3.88%, 02/14/2020	534,651
277,000	International Bank for Reconstruction & Development 7.63%, 01/19/2023	390,265
		2,460,147

	Office/Business Equip - 0.0%
20,000	Xerox Corp. 6.35%, 05/15/2018	22,587
	Oil&Gas - 1.0%
	Anadarko Petroleum Corp.
40,000	5.95%, 09/15/2016	42,671
30,000	6.20%, 03/15/2040	36,526
100,000	Apache Corp. 5.10%, 09/01/2040	107,077
	BP Capital Markets plc
160,000	2.25%, 11/01/2016	163,028
190,000	3.25%, 05/06/2022	195,652
	Canadian Natural Resources Ltd.
60,000	5.70%, 05/15/2017	64,931
40,000	6.50%, 02/15/2037	46,925
	Cenovus Energy, Inc.
15,000	4.45%, 09/15/2042	13,747
25,000	5.70%, 10/15/2019	27,868
	Chevron Corp.
35,000	2.36%, 12/05/2022	34,577
150,000	2.43%, 06/24/2020	153,731
128,000	ConocoPhillips 6.50%, 02/01/2039	172,671
50,000	Continental Resources, Inc. 5.00%, 09/15/2022	49,312

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Oil&Gas - (continued)
$65,000	Devon Financing Corp. LLC 7.88%, 09/30/2031	$88,598
50,000	Encana Corp. 6.50%, 02/01/2038	57,245
50,000	Ensco plc 4.70%, 03/15/2021	50,536
53,000	Hess Corp. 5.60%, 02/15/2041	57,881
100,000	Kerr-McGee Corp. 6.95%, 07/01/2024	125,141
15,000	Marathon Oil Corp. 6.60%, 10/01/2037	18,096
	Marathon Petroleum Corp.
35,000	5.00%, 09/15/2054	35,129
15,000	5.13%, 03/01/2021	16,872
50,000	Nexen Energy ULC 7.50%, 07/30/2039	70,728
60,000	Noble Energy, Inc. 6.00%, 03/01/2041	67,541
45,000	Noble Holding International Ltd. 3.95%, 03/15/2022	39,967
40,000	Occidental Petroleum Corp. 4.10%, 02/01/2021	43,865
395,000	Petrobras International Finance Co. SA 5.38%, 01/27/2021	358,324
	Petroleos Mexicanos
185,000	5.75%, 03/01/2018	203,222
195,000	6.50%, 06/02/2041	220,837
	Phillips 66
85,000	4.30%, 04/01/2022	92,677
45,000	4.88%, 11/15/2044	48,192
	Shell International Finance BV
85,000	3.63%, 08/21/2042	83,858
170,000	4.30%, 09/22/2019	188,567
	Statoil ASA
35,000	5.10%, 08/17/2040	42,053
255,000	5.25%, 04/15/2019	289,925
80,000	Suncor Energy, Inc. 6.50%, 06/15/2038	102,767
25,000	Talisman Energy, Inc. 7.75%, 06/01/2019	28,848
145,000	Total Capital International S.A. 1.50%, 02/17/2017	146,795
95,000	Total Capital S.A. 4.25%, 12/15/2021	105,769
200,000	Valero Energy Corp. 6.13%, 02/01/2020	231,691
		3,923,840

	Oil&Gas Services - 0.1%
46,000	Baker Hughes, Inc. 5.13%, 09/15/2040	52,389
	National Oilwell Varco, Inc.
50,000	2.60%, 12/01/2022	49,131

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Oil&Gas Services - (continued)
	National Oilwell Varco, Inc. - (continued)
$15,000	3.95%, 12/01/2042	$14,205
	Weatherford International Ltd.
110,000	5.13%, 09/15/2020	107,114
30,000	6.75%, 09/15/2040	28,141
		250,980
	Pharmaceuticals - 0.5%
215,000	AbbVie, Inc. 2.90%, 11/06/2022	213,271
110,000	Actavis Funding SCS 3.85%, 06/15/2024	113,623
	AstraZeneca plc
60,000	5.90%, 09/15/2017	66,767
35,000	6.45%, 09/15/2037	48,146
25,000	Bristol-Myers Squibb Co. 3.25%, 08/01/2042	23,368
20,000	Eli Lilly & Co. 5.20%, 03/15/2017	21,663
205,000	Express Scripts Holding Co. 4.75%, 11/15/2021	230,647
	GlaxoSmithKline Capital, Inc.
40,000	2.80%, 03/18/2023	40,272
80,000	5.65%, 05/15/2018	90,491
47,000	6.38%, 05/15/2038	63,831
	Johnson & Johnson
75,000	2.15%, 05/15/2016	76,425
75,000	5.95%, 08/15/2037	103,639
	McKesson Corp.
70,000	3.80%, 03/15/2024	73,856
50,000	4.75%, 03/01/2021	55,802
	Merck & Co., Inc.
100,000	3.60%, 09/15/2042	99,336
135,000	3.88%, 01/15/2021	147,644
195,000	Novartis Capital Corp. 2.40%, 09/21/2022	196,206
35,000	Novartis Securities Investment Ltd. 5.13%, 02/10/2019	39,500
320,000	Pfizer, Inc. 6.20%, 03/15/2019	374,381
20,000	Sanofi 4.00%, 03/29/2021	21,976
28,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	29,490
55,000	Wyeth LLC 5.95%, 04/01/2037	70,414
		2,200,748
	Pipelines - 0.4%
35,000	El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/01/2042	32,996
	Energy Transfer Partners L.P.
90,000	6.50%, 02/01/2042	104,399
64,000	9.00%, 04/15/2019	79,082

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Pipelines - (continued)
	Enterprise Products Operating LLC
$100,000	4.45%, 02/15/2043	$101,532
20,000	4.85%, 03/15/2044	21,560
140,000	5.20%, 09/01/2020	157,746
227,000	Kinder Morgan Energy Partners L.P. 6.38%, 03/01/2041	253,621
65,000	ONEOK Partners L.P. 6.65%, 10/01/2036	69,020
65,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.65%, 01/15/2037	81,144
60,000	Southern Natural Gas Co. LLC 5.90%, 04/01/2017(4)	64,505
	TransCanada PipeLines Ltd.
125,000	3.75%, 10/16/2023	131,088
105,000	3.80%, 10/01/2020	111,283
90,000	7.13%, 01/15/2019	106,137
20,000	Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/2042	18,263
	Williams Partners L.P.
125,000	4.13%, 11/15/2020	130,226
40,000	6.30%, 04/15/2040	44,012
		1,506,614
	Real Estate Investment Trusts - 0.2%
100,000	Boston Properties L.P. 5.88%, 10/15/2019	116,065
70,000	ERP Operating L.P. 5.75%, 06/15/2017	76,687
160,000	HCP, Inc. 6.70%, 01/30/2018	180,849
	Health Care REIT, Inc.
40,000	3.75%, 03/15/2023	40,970
55,000	5.25%, 01/15/2022	61,990
220,000	Simon Property Group L.P. 5.65%, 02/01/2020	254,545
40,000	Weyerhaeuser Co. 7.38%, 03/15/2032	53,740
		784,846
	Retail - 0.5%
140,000	CVS Health Corp. 4.00%, 12/05/2023	151,759
	Home Depot, Inc. (The)
240,000	2.70%, 04/01/2023	243,628
60,000	5.88%, 12/16/2036	79,363
70,000	Lowe’s Cos., Inc. 6.65%, 09/15/2037	98,699
	Macy’s Retail Holdings, Inc.
120,000	3.88%, 01/15/2022	128,092
128,000	5.90%, 12/01/2016	138,075
	McDonald’s Corp.
49,000	3.70%, 02/15/2042	48,518
80,000	5.35%, 03/01/2018	89,239
270,000	Target Corp. 2.30%, 06/26/2019	276,662

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Retail - (continued)
	Wal-Mart Stores, Inc.
$50,000	3.25%, 10/25/2020	$53,553
150,000	4.25%, 04/15/2021	168,386
198,000	5.63%, 04/15/2041	256,480
30,000	Walgreen Co. 3.10%, 09/15/2022	30,240
80,000	Walgreens Boots Alliance, Inc. 4.80%, 11/18/2044	86,348
7,000	Yum! Brands, Inc. 6.88%, 11/15/2037	9,213
		1,858,255
	Semiconductors - 0.1%
	Intel Corp.
90,000	2.70%, 12/15/2022	90,752
100,000	3.30%, 10/01/2021	106,452
80,000	Texas Instruments, Inc. 1.65%, 08/03/2019	79,614
		276,818
	Software - 0.2%
	Microsoft Corp.
70,000	4.00%, 02/12/2055	69,881
115,000	5.20%, 06/01/2039	141,160
	Oracle Corp.
150,000	2.80%, 07/08/2021	155,368
110,000	5.38%, 07/15/2040	134,944
120,000	5.75%, 04/15/2018	135,584
		636,937
	Telecommunications - 0.8%
	America Movil S.A.B. de C.V.
110,000	5.63%, 11/15/2017	121,506
95,000	6.13%, 11/15/2037	116,165
25,000	AT&T Mobility LLC 7.13%, 12/15/2031	33,462
	AT&T, Inc.
310,000	2.63%, 12/01/2022	301,906
119,000	4.35%, 06/15/2045	113,821
73,000	5.35%, 09/01/2040	79,666
120,000	5.80%, 02/15/2019	135,979
43,000	British Telecommunications plc 9.63%, 12/15/2030	70,919
320,000	Cisco Systems, Inc. 4.45%, 01/15/2020	358,088
57,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	87,133
	Orange S.A.
80,000	5.38%, 07/08/2019	91,164
25,000	5.38%, 01/13/2042	29,035
60,000	Qwest Corp. 6.88%, 09/15/2033	60,212
	Rogers Communications, Inc.
30,000	4.50%, 03/15/2043	30,773
50,000	6.80%, 08/15/2018	58,006

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Corporate Bonds - 12.2% (continued)
	Telecommunications - (continued)
$180,000	Telefonica Emisiones SAU 5.46%, 02/16/2021	$205,710
	Verizon Communications, Inc.
260,000	2.63%, 02/21/2020	264,513
131,000	4.67%, 03/15/2055(4)	128,294
161,000	5.01%, 08/21/2054	167,052
310,000	5.15%, 09/15/2023	355,410
95,000	6.00%, 04/01/2041	114,254
70,000	6.35%, 04/01/2019	81,459
14,000	6.55%, 09/15/2043	18,230
	Vodafone Group plc
195,000	5.45%, 06/10/2019	221,479
20,000	6.15%, 02/27/2037	24,269
		3,268,505
	Transportation - 0.2%
	Burlington Northern Santa Fe LLC
47,000	4.38%, 09/01/2042	49,580
45,000	4.45%, 03/15/2043	48,211
170,000	4.70%, 10/01/2019	190,419
40,000	Canadian National Railway Co. 2.85%, 12/15/2021	41,544
	Canadian Pacific Railway Co.
60,000	4.45%, 03/15/2023	66,782
8,000	7.13%, 10/15/2031	11,075
	CSX Corp.
85,000	3.70%, 10/30/2020	91,572
105,000	4.25%, 06/01/2021	115,950
70,000	FedEx Corp. 4.10%, 02/01/2045	69,895
100,000	Norfolk Southern Corp. 4.84%, 10/01/2041	113,891
	Union Pacific Corp.
60,000	4.00%, 02/01/2021	66,368
34,000	4.82%, 02/01/2044	40,396
110,000	United Parcel Service, Inc. 3.13%, 01/15/2021	116,890
		1,022,573
	Total Corporate Bonds (cost $48,458,336)	49,929,998
Foreign Government Obligations - 1.2%
	Brazil - 0.1%
	Brazilian Government International Bond
125,000	5.88%, 01/15/2019	137,500
187,000	7.13%, 01/20/2037	222,062
		359,562
	Canada - 0.3%
135,000	Canada Government International Bond 0.88%, 02/14/2017	135,684
	Hydro-Quebec
150,000	1.38%, 06/19/2017	151,433
70,000	8.40%, 01/15/2022	95,026

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 1.2% (continued)
	Canada - (continued)
	Province of British Columbia
$60,000	2.10%, 05/18/2016	$61,107
105,000	2.65%, 09/22/2021	110,139
85,000	Province of Manitoba 2.10%, 09/06/2022	85,044
35,000	Province of Nova Scotia 5.13%, 01/26/2017	37,746
415,000	Province of Ontario 4.40%, 04/14/2020	469,269
	Province of Quebec
140,000	3.50%, 07/29/2020	152,097
60,000	5.13%, 11/14/2016	64,242
50,000	7.50%, 09/15/2029	75,808
		1,437,595
	Colombia - 0.1%
161,000	Colombia Government International Bond 8.13%, 05/21/2024	213,728
	Germany - 0.3%
	KFW
165,000	1.25%, 02/15/2017	166,734
265,000	2.63%, 01/25/2022	279,563
561,000	4.00%, 01/27/2020	626,710
		1,073,007
	Italy - 0.0%
45,000	Italy Government International Bond 5.38%, 06/15/2033	54,769
	Mexico - 0.1%
	Mexico Government International Bond
200,000	3.60%, 01/30/2025	205,250
34,000	5.13%, 01/15/2020	38,114
232,000	6.05%, 01/11/2040	286,520
		529,884
	Panama - 0.0%
50,000	Panama Government International Bond 6.70%, 01/26/2036	65,500
	Peru - 0.0%
75,000	Peruvian Government International Bond 5.63%, 11/18/2050	91,688
	Philippines - 0.1%
	Philippine Government International Bond
220,000	4.00%, 01/15/2021	240,886
100,000	6.38%, 10/23/2034	140,375
		381,261
	Poland - 0.0%
140,000	Poland Government International Bond 5.00%, 03/23/2022	160,825
	South Africa - 0.1%
200,000	South Africa Government International Bond 6.88%, 05/27/2019	229,980
	Turkey - 0.1%
	Turkey Government International Bond
110,000	6.75%, 05/30/2040	136,112

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Foreign Government Obligations - 1.2% (continued)
	Turkey - (continued)
	Turkey Government International Bond - (continued)
$310,000	7.38%, 02/05/2025	$384,648
		520,760
	Total Foreign Government Obligations (cost $5,031,046)	5,118,559
Municipal Bonds - 0.3%
	Airport Revenues - 0.0%
5,000	Cnty. of Clark Department of Aviation 6.82%, 07/01/2045	7,311
	General Obligations - 0.2%
	California State GO,
55,000	7.55%, 04/01/2039	86,189
105,000	7.60%, 11/01/2040	165,318
45,000	Connecticut State, GO 5.85%, 03/15/2032	57,054
195,000	llinois State, GO 5.10%, 06/01/2033	197,242
15,000	Massachusetts State, GO 5.46%, 12/01/2039	19,043
25,000	Mississippi State, GO 5.25%, 11/01/2034	29,790
15,000	New York, NY, GO 5.85%, 06/01/2040	19,596
30,000	Texas State, GO 5.52%, 04/01/2039	40,403
		614,635

	Higher Education (Univ., Dorms, etc.) - 0.0%
50,000	Univ. of California Build America Bonds Rev., 5.77%, 05/15/2043	64,279
25,000	Univ. of Texas System 4.79%, 08/15/2046	30,523
		94,802

	Miscellaneous - 0.0%
15,000	New Jersey State Econ DA Lease Rev. 7.43%, 02/15/2029	18,866
	Tax Allocation - 0.0%
20,000	New York State Dormitory Auth. 5.60%, 03/15/2040	25,982
	Transportation - 0.1%
30,000	Bay Area Toll Auth. 6.26%, 04/01/2049	42,992
	Metropolitan Transportation Auth.
20,000	5.87%, 11/15/2039	25,542
25,000	6.55%, 11/15/2031	33,506
15,000	6.65%, 11/15/2039	20,753
	New Jersey State Turnpike Auth.
45,000	7.10%, 01/01/2041	65,872
15,000	7.41%, 01/01/2040	22,537
50,000	Port Auth. of New York & New Jersey 4.93%, 10/01/2051	59,739
		270,941

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
Municipal Bonds - 0.3% (continued)
	Utilities - Electric - 0.0%
$45,000	American Municipal Power Inc. 6.05%, 02/15/2043	$58,116
40,000	Municipal Electric Auth. of Georgia 6.64%, 04/01/2057	53,395

		111,511

	Utilities - Water and Sewer - 0.0%
45,000	New York City Water & Sewer System 5.88%, 06/15/2044	60,911

	Total Municipal Bonds (cost $1,094,405)	1,204,959

U.S. Government Agencies - 14.1%
	FHLMC - 4.1%
270,000	2.38%, 01/13/2022	279,206
400,000	2.50%, 05/27/2016	409,529
87,251	2.50%, 01/01/2029	89,721
407,632	3.50%, 07/01/2029	433,088
464,714	3.50%, 12/01/2043	487,529
680,000	3.75%, 03/27/2019	746,168
417,731	4.00%, 11/01/2043	450,061
446,098	4.00%, 05/01/2044	478,618
208,184	4.50%, 09/01/2041	227,075
360,000	5.13%, 10/18/2016	385,908
370,000	5.25%, 04/18/2016	388,777
100,000	6.25%, 07/15/2032	148,352
104,817	2.50%, 07/01/2027	107,743
71,707	2.50%, 09/01/2027	73,708
110,736	2.50%, 10/01/2027	113,826
247,338	2.50%, 04/01/2028	254,105
309,712	2.50%, 06/01/2028	318,273
131,004	2.50%, 12/01/2042	129,400
35,036	3.00%, 12/01/2025	36,722
238,921	3.00%, 11/01/2026	250,590
26,120	3.00%, 03/01/2027	27,396
87,660	3.00%, 04/01/2027	91,946
113,319	3.00%, 09/01/2027	118,872
483,679	3.00%, 10/01/2028	506,961
84,184	3.00%, 10/01/2042	86,102
198,728	3.00%, 10/01/2042	203,255
130,132	3.00%, 11/01/2042	133,101
128,951	3.00%, 12/01/2042	131,863
60,703	3.00%, 01/01/2043	62,087
177,042	3.00%, 01/01/2043	181,249
66,024	3.00%, 02/01/2043	67,521
153,214	3.00%, 02/01/2043	156,709
289,261	3.00%, 02/01/2043	295,864
221,669	3.00%, 03/01/2043	226,635
201,556	3.00%, 04/01/2043	206,085
34,618	3.00%, 05/01/2043	35,408
92,101	3.00%, 05/01/2043	94,172
96,513	3.00%, 05/01/2043	98,700
88,839	3.50%, 04/01/2026	94,850
93,340	3.50%, 08/01/2026	99,214
330,457	3.50%, 10/01/2026	351,290

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 14.1% (continued)
	FHLMC - (continued)
$148,681	3.50%, 10/01/2026	$158,070
33,451	3.50%, 10/01/2040	35,093
42,066	3.50%, 10/01/2041	44,165
142,932	3.50%, 11/01/2041	150,099
102,038	3.50%, 02/01/2042	107,138
36,082	3.50%, 03/01/2042	37,890
89,673	3.50%, 04/01/2042	94,180
103,825	3.50%, 04/01/2042	108,986
165,392	3.50%, 09/01/2042	173,705
86,449	3.50%, 09/01/2042	90,793
240,239	3.50%, 11/01/2042	252,033
95,841	3.50%, 01/01/2043	100,664
178,334	3.50%, 06/01/2043	187,089
179,321	3.50%, 09/01/2043	188,124
714,872	3.50%, 09/01/2044	749,967
44,801	4.00%, 06/01/2024	47,668
92,097	4.00%, 07/01/2026	98,188
86,460	4.00%, 10/01/2040	92,648
149,229	4.00%, 10/01/2040	159,896
83,523	4.00%, 10/01/2040	89,517
17,634	4.00%, 12/01/2040	18,900
101,658	4.00%, 12/01/2040	108,924
23,264	4.00%, 02/01/2041	24,935
152,548	4.00%, 02/01/2041	163,482
19,501	4.00%, 04/01/2041	20,902
145,319	4.00%, 01/01/2042	155,656
231,544	4.00%, 02/01/2042	247,973
277,731	4.00%, 07/01/2044	296,687
11,643	4.50%, 05/01/2018	12,208
33,149	4.50%, 11/01/2024	35,204
68,426	4.50%, 09/01/2031	74,931
244,653	4.50%, 10/01/2039	270,049
185,463	4.50%, 12/01/2039	202,340
37,081	4.50%, 05/01/2040	40,454
106,131	4.50%, 10/01/2040	115,515
29,855	4.50%, 04/01/2041	32,630
73,085	4.50%, 05/01/2041	79,847
209,105	4.50%, 05/01/2041	228,543
145,150	4.50%, 06/01/2041	158,740
181,932	4.50%, 08/01/2041	198,729
60,055	5.00%, 05/01/2023	64,709
99,596	5.00%, 03/01/2027	110,320
86,653	5.00%, 11/01/2033	96,462
55,447	5.00%, 02/01/2038	61,412
10,810	5.00%, 04/01/2039	11,974
661,406	5.00%, 08/01/2041	744,820
198,364	5.00%, 08/01/2041	220,888
330,578	5.50%, 05/01/2036	371,555
25,940	5.50%, 05/01/2038	29,110
73,973	5.50%, 05/01/2038	83,007
84,142	5.50%, 08/01/2038	94,452
42,846	6.00%, 06/01/2036	48,900
25,584	6.00%, 04/01/2037	29,202
29,572	6.00%, 10/01/2037	33,635

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 14.1% (continued)
	FHLMC - (continued)
$15,000	2.67%, 12/25/2024	$15,239
15,000	3.06%, 12/25/2024	15,737
	FNMA - 6.4%
690,000	0.88%, 08/28/2017	690,862
830,000	1.25%, 01/30/2017	839,515
500,000	1.63%, 11/27/2018	507,940
213,095	3.00%, 12/01/2042	218,604
141,205	3.00%, 10/01/2043	144,582
132,470	3.50%, 10/01/2028	141,812
273,470	3.50%, 07/01/2029	290,219
256,179	3.50%, 05/01/2043	270,504
146,027	3.50%, 08/01/2044	153,526
44,529	3.50%, 10/01/2044	46,815
669,284	4.00%, 11/01/2043	721,801
49,111	4.00%, 01/01/2044	52,741
393,330	4.00%, 01/01/2044	424,259
47,903	4.00%, 05/01/2044	51,456
130,000	5.63%, 07/15/2037	186,659
53,000	6.63%, 11/15/2030	79,770
258,410	2.50%, 03/01/2027	266,043
113,963	2.50%, 07/01/2027	117,336
243,359	2.50%, 12/01/2027	250,561
135,706	2.50%, 02/01/2028	139,648
361,937	2.50%, 04/01/2028	372,791
349,708	2.50%, 07/01/2028	359,844
154,931	2.50%, 01/01/2043	153,371
69,642	3.00%, 12/01/2025	73,089
76,785	3.00%, 12/01/2026	80,642
97,829	3.00%, 03/01/2027	102,671
145,723	3.00%, 04/01/2027	153,039
367,497	3.00%, 07/01/2027	385,911
84,920	3.00%, 08/01/2027	89,185
716,101	3.00%, 09/01/2028	754,546
247,368	3.00%, 02/01/2030	259,665
49,662	3.00%, 04/01/2042	50,901
47,953	3.00%, 09/01/2042	49,149
99,744	3.00%, 11/01/2042	102,230
154,238	3.00%, 11/01/2042	158,092
233,151	3.00%, 01/01/2043	238,899
143,325	3.00%, 02/01/2043	146,939
337,338	3.00%, 02/01/2043	345,678
224,332	3.00%, 02/01/2043	229,852
244,500	3.00%, 03/01/2043	250,605
198,258	3.00%, 04/01/2043	203,387
427,886	3.00%, 04/01/2043	439,636
118,454	3.00%, 04/01/2043	121,387
431,933	3.00%, 04/01/2043	442,547
82,431	3.00%, 07/01/2043	84,410
246,344	3.00%, 11/01/2043	252,140
15,453	3.50%, 09/01/2025	16,412
48,707	3.50%, 05/01/2026	51,721
613,082	3.50%, 08/01/2026	650,586
15,931	3.50%, 10/01/2026	16,905
92,892	3.50%, 10/01/2026	98,651

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 14.1% (continued)
	FNMA - (continued)
$352,460	3.50%, 01/01/2041	$371,413
72,661	3.50%, 02/01/2041	76,467
80,799	3.50%, 04/01/2041	85,039
76,280	3.50%, 11/01/2041	80,756
119,488	3.50%, 01/01/2042	125,672
51,550	3.50%, 03/01/2042	54,209
114,486	3.50%, 05/01/2042	120,400
135,639	3.50%, 06/01/2042	143,309
136,016	3.50%, 07/01/2042	143,076
338,997	3.50%, 07/01/2042	357,326
88,545	3.50%, 08/01/2042	93,140
134,331	3.50%, 08/01/2042	141,250
111,594	3.50%, 08/01/2042	117,352
459,549	3.50%, 09/01/2042	484,396
102,649	3.50%, 09/01/2042	107,921
141,016	3.50%, 09/01/2042	148,332
103,915	3.50%, 01/01/2043	109,281
476,198	3.50%, 05/01/2043	503,117
136,119	3.50%, 08/01/2043	143,478
191,518	3.50%, 08/01/2043	202,347
129,492	3.50%, 08/01/2043	137,014
123,922	3.50%, 01/01/2045	130,286
157,964	3.50%, 02/01/2045	166,077
91,632	3.50%, 03/01/2045	96,338
326,973	4.00%, 05/01/2020	345,524
50,168	4.00%, 04/01/2025	53,347
75,734	4.00%, 09/01/2025	80,526
140,210	4.00%, 08/01/2026	148,248
212,541	4.00%, 08/01/2040	227,773
33,454	4.00%, 08/01/2040	35,841
305,746	4.00%, 09/01/2040	328,803
13,174	4.00%, 10/01/2040	14,101
581,099	4.00%, 12/01/2040	622,979
207,431	4.00%, 02/01/2041	222,366
38,131	4.00%, 04/01/2041	40,767
33,970	4.00%, 07/01/2041	36,375
76,646	4.00%, 09/01/2041	82,156
537,287	4.00%, 12/01/2041	579,603
148,697	4.00%, 01/01/2042	159,309
1,008,715	4.00%, 11/01/2043	1,078,437
115,434	4.00%, 12/01/2043	123,935
219,057	4.00%, 12/01/2044	234,466
37,530	4.50%, 05/01/2025	40,474
98,210	4.50%, 04/01/2026	105,928
18,989	4.50%, 04/01/2029	20,689
139,526	4.50%, 06/01/2030	152,970
28,779	4.50%, 08/01/2038	31,451
72,224	4.50%, 01/01/2039	78,727
65,583	4.50%, 02/01/2039	71,639
186,847	4.50%, 04/01/2039	203,951
79,653	4.50%, 11/01/2039	87,021
102,235	4.50%, 02/01/2040	111,823
210,699	4.50%, 09/01/2040	230,717
231,721	4.50%, 10/01/2040	253,582

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 14.1% (continued)
	FNMA - (continued)
$47,052	4.50%, 02/01/2041	$51,467
37,073	4.50%, 04/01/2041	40,633
174,773	4.50%, 04/01/2041	191,540
84,527	4.50%, 04/01/2041	92,218
35,013	4.50%, 05/01/2041	38,380
154,512	4.50%, 07/01/2041	170,207
224,600	4.50%, 08/01/2041	246,202
280,799	4.50%, 08/01/2041	307,673
335,867	4.50%, 01/01/2044	366,477
99,586	5.00%, 02/01/2022	105,323
59,850	5.00%, 05/01/2028	66,472
370,022	5.00%, 05/01/2035	412,154
313,490	5.00%, 08/01/2035	348,591
139,442	5.00%, 03/01/2037	154,873
2,517	5.00%, 05/01/2037	2,795
51,248	5.00%, 02/01/2039	56,919
122,071	5.00%, 04/01/2039	135,579
52,341	5.00%, 01/01/2040	58,216
571,470	5.00%, 01/01/2041	637,988
415,752	5.50%, 10/01/2035	469,600
51,185	5.50%, 05/01/2037	57,598
13,137	5.50%, 01/01/2038	14,787
29,400	5.50%, 02/01/2038	33,083
185,310	5.50%, 02/01/2038	209,097
85,525	5.50%, 06/01/2038	96,239
40,219	5.50%, 07/01/2038	45,257
38,035	5.50%, 08/01/2038	42,800
63,778	5.50%, 09/01/2038	72,160
36,027	5.50%, 05/01/2040	40,541
58,118	6.00%, 04/01/2036	66,436
73,652	6.00%, 07/01/2037	84,010
105,726	6.00%, 07/01/2037	120,436
58,472	6.50%, 06/01/2039	68,440
15,000	2.53%, 09/25/2024	15,075
10,000	2.72%, 10/25/2024	10,180
	GNMA - 3.6%
249,895	4.50%, 12/20/2042	272,444
38,232	2.50%, 10/15/2027	39,649
97,335	2.50%, 01/15/2043	97,082
78,704	3.00%, 04/15/2027	83,144
150,669	3.00%, 03/20/2028	158,994
62,993	3.00%, 06/20/2042	64,999
268,430	3.00%, 08/20/2042	276,971
270,740	3.00%, 09/20/2042	279,354
159,846	3.00%, 11/15/2042	164,871
205,404	3.00%, 12/20/2042	211,939
101,478	3.00%, 03/20/2043	104,708
212,781	3.00%, 04/20/2043	219,553
372,176	3.00%, 05/15/2043	383,877
333,782	3.00%, 06/20/2043	344,412
302,993	3.00%, 07/20/2043	312,647
263,010	3.00%, 12/20/2043	271,386
18,233	3.50%, 09/15/2025	19,454
43,268	3.50%, 09/20/2040	45,625

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 14.1% (continued)
	GNMA - (continued)
$65,925	3.50%, 12/15/2040	$69,501
24,041	3.50%, 02/15/2041	25,344
22,160	3.50%, 12/20/2041	23,383
119,096	3.50%, 01/20/2042	125,670
51,496	3.50%, 02/20/2042	54,339
40,087	3.50%, 03/15/2042	42,271
225,622	3.50%, 04/20/2042	238,077
278,768	3.50%, 05/20/2042	294,157
32,767	3.50%, 06/15/2042	34,547
105,481	3.50%, 06/15/2042	111,201
154,661	3.50%, 06/20/2042	163,199
180,695	3.50%, 08/20/2042	190,670
239,361	3.50%, 04/20/2043	252,576
285,103	3.50%, 07/20/2043	300,843
145,969	3.50%, 08/15/2043	154,357
473,137	3.50%, 09/20/2043	499,260
1,414,024	3.50%, 02/20/2045	1,490,516
25,834	4.00%, 08/15/2026	27,371
354,607	4.00%, 08/15/2039	380,759
57,937	4.00%, 07/20/2040	62,195
37,250	4.00%, 08/15/2040	40,102
33,776	4.00%, 10/20/2040	36,268
167,498	4.00%, 12/15/2040	182,799
70,071	4.00%, 06/15/2041	75,399
37,017	4.00%, 09/15/2041	40,456
24,445	4.00%, 12/20/2041	26,246
48,678	4.00%, 01/20/2042	52,256
30,525	4.00%, 03/20/2042	32,757
116,649	4.00%, 05/20/2042	125,140
78,700	4.00%, 06/15/2042	84,508
503,671	4.00%, 11/20/2043	537,785
529,695	4.00%, 06/20/2044	564,745
460,404	4.00%, 09/20/2044	493,267
503,610	4.00%, 11/20/2044	539,920
117,039	4.50%, 05/15/2039	131,055
292,956	4.50%, 09/15/2039	329,683
39,438	4.50%, 04/15/2040	43,573
13,140	4.50%, 05/20/2040	14,369
22,329	4.50%, 06/15/2040	24,715
98,193	4.50%, 06/20/2040	107,350
267,749	4.50%, 09/20/2040	292,597
196,404	4.50%, 10/15/2040	217,373
54,628	4.50%, 10/20/2040	59,691
122,915	4.50%, 03/20/2041	134,141
30,499	4.50%, 04/15/2041	33,756
80,395	4.50%, 06/20/2041	87,670
215,043	4.50%, 07/20/2041	234,509
177,211	4.50%, 10/20/2043	192,647
163,892	5.00%, 11/20/2035	183,848
79,808	5.00%, 09/15/2039	89,274
165,580	5.00%, 02/15/2040	185,084
196,384	5.00%, 09/20/2040	220,340
125,840	5.00%, 02/20/2041	141,211
108,869	5.00%, 03/20/2041	122,171

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount		Market Value(1)
U.S. Government Agencies - 14.1% (continued)
	GNMA - (continued)
$112,439	5.00%, 08/20/2041	$126,110
26,961	5.00%, 12/20/2041	29,926
29,911	5.50%, 05/20/2038	33,890
77,615	5.50%, 07/15/2038	87,608
19,049	5.50%, 07/15/2039	21,502
56,707	5.50%, 08/20/2041	64,283
82,085	6.00%, 02/15/2036	93,431
33,752	6.00%, 08/20/2041	39,108
	Total U.S. Government Agencies (cost $56,875,468)	57,826,075
U.S. Government Securities - 16.3%
	Other Direct Federal Obligations - 0.4%
40,000	FFCB - 0.0% 4.88%, 01/17/2017	43,045
	FHLB - 0.3%
540,000	4.75%, 12/16/2016	578,637
620,000	5.00%, 11/17/2017	686,201
60,000	5.50%, 07/15/2036	84,126
213,000	Tennessee Valley Authority - 0.1% 6.75%, 11/01/2025	296,159
		1,688,168

	U.S. Treasury Securities - 15.9%
	U.S. Treasury Bonds - 2.7%
760,000	2.50%, 02/15/2045	752,993
2,946,000	3.13%, 11/15/2041	3,293,074
3,250,000	3.13%, 02/15/2043	3,629,337
305,000	3.75%, 08/15/2041	379,058
1,910,000	5.38%, 02/15/2031	2,713,992
	U.S. Treasury Notes - 13.2%
1,000,000	0.50%, 02/28/2017	999,375
3,700,000	0.50%, 03/31/2017	3,695,664
400,000	0.50%, 07/31/2017	398,469
5,670,000	0.63%, 05/31/2017	5,670,442
4,270,000	0.63%, 11/30/2017	4,251,985
3,130,000	0.63%, 04/30/2018	3,101,636
4,735,000	0.88%, 11/30/2016	4,767,184
8,312,000	1.00%, 08/31/2016	8,380,832
1,200,000	1.25%, 11/30/2018	1,205,719
1,060,000	1.38%, 03/31/2020	1,060,165
1,670,000	1.63%, 06/30/2019	1,695,963
4,038,000	1.75%, 05/15/2022	4,049,040
3,878,000	1.88%, 09/30/2017	3,987,069
980,000	2.00%, 02/15/2025	986,201
345,000	2.13%, 08/15/2021	355,107
2,160,000	2.75%, 11/15/2023	2,316,263
4,125,000	2.75%, 02/15/2024	4,420,841

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Shares or Principal Amount			Market Value(1)
U.S. Government Securities - 16.3% (continued)
	U.S. Treasury Securities - (continued)
	U.S. Treasury Notes - (continued)
$2,715,000	3.13%, 05/15/2021		$2,955,744

			65,066,153
	Total U.S. Government Securities (cost $65,424,780)		66,754,321
	Total Long-Term investments - Excluding Purchased Options (cost $255,589,936)		283,287,607

Short-Term Investments - 28.1%
	Other Direct Federal Obligations - 6.4%
	FHLB - 6.4%
10,000,000	0.00%, 04/01/2015(5)		10,000,000
10,000,000	0.10%, 04/15/2015(5)		9,999,860
6,000,000	0.14%, 08/12/2015(5)		5,997,918
			25,997,778

	Repurchase Agreements - 0.4%
	RBC Capital Markets LLC TriParty Repurchase Agreement (maturing on 04/01/2015 in the amount of $1,815,004, collateralized by U.S. Treasury Note 3.13%, 2042, value of $1,845,148)
1,815,000	0.08%, 03/31/2015		1,815,000
	U.S. Government Agencies - 21.3%
	FHLMC - 8.5%
25,000,000	0.12%, 05/19/2015(5)		24,998,600
10,000,000	0.14%, 09/11/2015(5)		9,994,110
	FNMA - 7.4%
15,412,000	0.10%, 05/01/2015(5)		15,411,461
5,000,000	0.10%, 04/27/2015(5)		4,999,870
10,000,000	0.11%, 04/27/2015(5)		9,999,740
	U.S. Treasury Bills - 5.4%
12,000,000	0.05%, 05/28/2015(5)		11,999,388
10,000,000	0.06%, 05/07/2015(5)(6)		9,999,770
			87,402,939

	Total Short-Term investments (cost $115,209,480)		115,215,717
	Total Investments Excluding Purchased Options (cost $370,799,416)	97.3%	$398,503,324
	Total Purchased Options (cost $20,461,747)	0.3%	1,171,178
	Total Investments (cost $391,261,163)(7)	97.6%	$399,674,502
	Other Assets and Liabilities	2.4%	9,696,827
	Total Net Assets	100.0%	$409,371,329

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

(1)       See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

(2)       Non-income producing.

(3)       Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2015.

(4)       Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2015, the aggregate value of these securities was $527,324, which represents 0.1% of total net assets.

(5)       The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

(6)                  This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at March 31, 2015.

(7)                  At March 31, 2015, the cost of securities for federal income tax purposes was $391,753,714, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,942,990
Unrealized Depreciation	(21,022,202)

Net Unrealized Appreciation	$7,920,788

Futures Contracts Outstanding at March 31, 2015

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 (E-Mini)	(1,742)	06/19/2015	$(177,059,887)	$(179,495,680)	$(2,435,793)

OTC Option Contracts Outstanding at March 31, 2015

Description	Counter- party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Market Value	Premiums Received/Paid by Fund[1]	Unrealized Appreciation Depreciation

Purchased option contracts:
Put option contracts
S&P 500 Index Option	BOA	EQ	1,170	USD	06/06/16	20,282	$244,243	$4,391,459	$(4,147,216)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	20,282	244,243	4,267,536	(4,023,293)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	20,282	244,243	4,370,366	(4,126,123)
S&P 500 Index Option	CSI	EQ	1,170	USD	06/06/16	8,811	106,105	208,644	(102,539)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	5,678	68,376	1,564,686	(1,496,310)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	5,577	67,160	1,625,416	(1,558,256)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	4,271	51,433	1,124,554	(1,073,121)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	3,377	40,667	810,683	(770,016)
S&P 500 Index Option	CSI	EQ	1,170	USD	06/06/16	3,348	40,318	857,858	(817,540)
S&P 500 Index Option	BCLY	EQ	1,170	USD	06/06/16	2,733	32,912	561,167	(528,255)
S&P 500 Index Option	JPM	EQ	1,170	USD	06/06/16	2,614	31,478	679,378	(647,900)

Total put option contracts						97,255	$1,171,178	$20,461,747	$(19,290,569)
Total purchased option contracts						97,255	$1,171,178	$20,461,747	$(19,290,569)
Written option contracts:
Put option contracts
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(2,614)	$(10,359)	$(403,724)	$393,365
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(2,733)	(10,831)	(310,605)	299,774
S&P 500 Index Option	CSI	EQ	910	USD	06/06/16	(3,348)	(13,268)	(509,030)	495,762
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(3,377)	(13,383)	(464,337)	450,954
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(4,271)	(16,926)	(681,638)	664,712
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(5,577)	(22,102)	(974,302)	952,200
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(5,678)	(22,502)	(948,907)	926,405
S&P 500 Index Option	CSI	EQ	910	USD	06/06/16	(8,811)	(34,919)	(71,370)	36,451
S&P 500 Index Option	BCLY	EQ	910	USD	06/06/16	(20,282)	(80,379)	(2,515,374)	2,434,995
S&P 500 Index Option	JPM	EQ	910	USD	06/06/16	(20,282)	(80,379)	(2,456,759)	2,376,380
S&P 500 Index Option	BOA	EQ	910	USD	06/06/16	(20,282)	(80,379)	(2,564,254)	2,483,875
Total put option contracts						(97,255)	$(385,427)	$(11,900,300)	$11,514,873
Total written option contracts						(97,255)	$(385,427)	$(11,900,300)	$11,514,873

1       For purchased options, premiums are paid by the Fund, for written options, premiums are recieved.

The broker deposited securities valued at $933,844 with the custodian to serve as collateral for the options purchased by the Fund. The collateral is maintained in a segregated account at the custodian on behalf of the Fund. Since the broker retains legal title to the securities, the securities are not considered assets of the Fund and are not included in the Statement of Assets and Liabilities.

GLOSSARY:(abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
EQ	Equity
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments – (continued)
March 31, 2015(Unaudited)

Other Abbreviations - (continued):
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
BCLY	Barclays
CSI	Credit Suisse International
JPM	JP Morgan Chase & Co.

Credit Exposure

as of March 31, 2015

Credit Rating*	Percentage of Net Assets

AAA/Aaa	19.0%
AA/Aa	15.9
A	5.9
BBB/Baa	3.9
Not Rated	0.2
Non-Debt Securities and Other Short-Term Instruments	52.7
Other assets and liabilities	2.4

Total	100.0%

*

Credit exposure is the long-term credit ratings for the Fund’s holdings, as of the date noted, as provided by Standard and Poor’s (S&P) or Moody’s Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody’s and S&P assign different ratings, the lower rating is used Fixed income securities that are not rated by either agency are listed as “Not Rated.” Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

The accompanying notes are an integral part of these financial statements.

HIMCO VIT Portfolio Diversifier Fund
Schedule of Investments - (concluded)
March 31, 2015(Unaudited)

Investment Valuation Hierarchy Level Summary at March 31, 2015

Description	Total	Level 1[1]	Level 2[1]	Level 3

Assets:
Common Stocks[2]	$98,866,270	$98,866,270	$—	$—
Exchange-Traded Funds	423,808	423,808	—	—
Asset & Commercial Mortgage Backed Securities	3,163,617	—	3,163,617	—
Corporate Bonds	49,929,998	167,052	49,762,946	—
Foreign Government Obligations	5,118,559	—	5,118,559	—
Municipal Bonds	1,204,959	—	1,204,959	—
U.S. Government Agencies	57,826,075	—	57,826,075	—
U.S. Government Securities	66,754,321	6,495,023	60,259,298	—
Put Options Purchased	1,171,178	—	—	1,171,178
Short-Term Investments	115,215,717	—	115,215,717	—

Total	$399,674,502	$105,952,153	$292,551,171	$1,171,178

Liabilities:
Put Options Written	$(385,427)	$—	$—	$(385,427)

Total	$(385,427)	$—	$—	$(385,427)

Futures[3]	(2,435,793)	(2,435,793)	—	—

Total	$(2,435,793)	$(2,435,793)	$—	$—

1 For the period ended March 31, 2014, there were no transfers between any Levels.  Investments are transferred between Levels for a variety of reasons including, but not limited to:

1) Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2) U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3) Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

4) Purchased and written options are non-exchange traded options priced using one or more unobservable inputs (transfer into Level 3). Level 3 investments held by the Fund at the beginning of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2015 is not presented. None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

2 Refer to the Schedule of Investments for further industry breakout.

3 Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Level 3 investments held by the Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2015 is not presented.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

The accompanying notes are an integral part of these financial statements.

HIMCO Variable Insurance Trust
Notes to Financial Statements
March 31, 2015 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies of each Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value - The NAV of each class of the Funds’ shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuations and Fair Value Measurements - For purposes of calculating the NAV, portfolio investments and other assets held by the Funds’ portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on bid/ask prices, and dealer, broker or market maker-quotations. Last sale prices, official closing prices and bid and ask prices are supplied by one or more independent pricing services. If market prices are not readily available or are deemed unreliable, the Funds will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Trust’s Board of Trustees (“Board of Trustees”).

Investments in shares of the underlying mutual funds (the “Underlying Funds”) are valued at the respective NAV of each Underlying Fund as determined as of the NYSE Close on the Valuation Date. The Prospectuses and Statement of Additional Information for the Underlying Funds explain the valuation methods used for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects if doing so. Such Prospectuses and Statements of Additional Information are available on the SEC EDGAR database on its internet site http://www.sec.gov.

Fixed income securities, including those with a remaining maturity of less than sixty (60 days), and non-exchange traded derivatives held by the Fund are valued in accordance with procedures established by the Trust’s Board of Trustees. Such investments are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. If pricing services do not provide a price for short term investments maturing in 60 days or less, such investments are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days. Prior to January 23, 2015, short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61 day prior to maturity, if the original term to maturity exceeded 60 days, which approximates fair value.

Exchange traded equity securities are normally valued at the last reported sale price on the exchange or market on which the security is primarily traded and generally has the highest volume of trading activity (the “Primary Market”) at the Valuation Date. If the security did not trade on the Primary Market, it may be valued at the last reported sales price on another exchange or market where it trades at the Valuation Date.  The value of an equity security not traded on any exchange but traded on an over-the-counter (“OTC”) market shall be valued at the last reported sales price or official closing price on the exchange or market on which the security is traded as of the Valuation Date.

Exchange traded futures, options and options on futures are valued in accordance with procedures established by the Trust’s Board of Trustees. Such instruments are normally valued on the basis of quotes obtained from independent pricing services. Prices obtained from independent pricing services use most recent settlement prices and/or bid and ask prices for futures; and last sale prices and bid and ask prices for options and options on futures. If pricing services are not able to provide prices for futures, such instruments will generally be valued at the most recent trade price as of the NYSE Close. If pricing services are not able to provide prices for options and options on futures, such instruments will generally be valued on the basis of quotes obtained from brokers, dealers or market makers. If the option is out of the money and within 30 days of expiration and no bid price is available, the option may be valued at zero. If such instruments do not trade on an exchange, values may be supplied by an independent pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other adjustments.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

HIMCO Variable Insurance Trust
Notes to Financial Statements– (continued)
March 31, 2015 (Unaudited)

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Trustees.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•                  Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•                  Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•                  Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has adopted procedures for determining the value of portfolio securities.  These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee.  The Valuation Committee has the overall responsibility for implementing the procedures adopted by the Board of Trustees, including, the responsibility for determining the fair value of the Fund’s investments.  The Valuation Committee is also responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date.

The Valuation Committee is comprised of the Trust’s Chief Executive Officer, Chief Financial Officer, Chief Administrative Officer, and Chief Legal officer, or their designees. In addition, the Trust’s Chief Compliance Officer (“COO”) shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures and to keep the Trust’s CCO regularly informed of pricing and Valuation Committee proceedings. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s adviser, knowledgeable brokers, and legal counsel in making such determination.

At each quarterly meeting of the Board of Trustees, the Valuation Committee provides a written report which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” review). The Board of Trustees then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

HIMCO Variable Insurance Trust
Notes to Financial Statements– (continued)
March 31, 2015 (Unaudited)

For additional information, refer to the Investment Valuation Hierarchy Level Summary which is included in the Schedule of Investments for each Fund.

Securities and Other Investments

a) Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Certain Funds, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of March 31, 2015.

b) Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Trust’s Board of Trustees. The HIMCO VIT Portfolio Diversifier Fund, as shown on the Schedule of Investments, had illiquid and/or restricted investments as of March 31, 2015.

c) Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Funds had no when-issued or delayed-delivery investments as of March 31, 2015.

d) Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

e) Mortgage Related and Other Asset Backed Securities – The Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The HIMCO VIT Portfolio Diversifier Fund, as shown on the Schedule of Investments, had mortgage related and other asset backed securities as of March 31, 2015.

HIMCO Variable Insurance Trust
Notes to Financial Statements– (continued)
March 31, 2015 (Unaudited)

Financial Derivative Instruments

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations.

a) Futures Contracts – The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. The Fund uses futures contracts to manage or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively, and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities; however, the Fund seeks to reduce this risk through the use of an FCM. The Funds, as shown on the Schedule of Investments, had outstanding futures contracts as of March 31, 2015.

b) Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities or commodities. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. The HIMCO VIT Portfolio Diversifier Fund, as shown on the Schedule of Investments, had outstanding purchased options and written options contracts as of March 31, 2015. Transactions for this Fund involving written options contracts during the period ended March 31, 2015, are summarized below:

Options Contract Activity During the Year Ended March 31, 2015
Put Options Written During the Year	Number of Contracts	Premium Amounts
Beginning of the year	97,255	$11,900,300
Written	—	—
Expired	—	—
Closed	—	—
Exercised	—	—
End of year	97,255	$11,900,300

HIMCO Variable Insurance Trust
Notes to Financial Statements– (continued)
March 31, 2015 (Unaudited)

Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, modifying Accounting Standards Codification Topic 860. The amended guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. The guidance also requires new disclosures for certain transfers accounted for as sales and collateral supporting transactions that are accounted for as secured borrowings. ASU 2014-11 is effective for annual and interim periods beginning after December 15, 2014, except for the disclosures related to secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The adoption of ASU 2014-11 is not expected to have a material impact on the Fund’s results of operations or financial position, but may impact the Fund’s disclosures.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	The registrant did not experience a change in internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIMCO Variable Insurance Trust

Date: May 21, 2015	By:	/s/ Matthew Poznar
Matthew Poznar
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 21, 2015	By:	/s/ Matthew Poznar
Matthew Poznar
President

Date: May 21, 2015	By:	/s/ Peter Sannizzaro
Peter Sannizzaro
Treasurer